     As filed with the Securities and Exchange Commission on April 23, 2003
                                                  FILE NOS. 333-69386; 811-03457


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933              /X/


                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 3                        /X/


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             / /


                              AMENDMENT NO. 53                               /X/


                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    COPY TO:

            C. Ronald Rubley                    Michael Berenson
            Morgan, Lewis & Bockius LLP         1111 Morgan, Lewis & Bockius LLP
            1701 Market Street                  1800 M Street, N.W.
            Philadelphia, PA  19103             Washington, DC 20036-5869

Approximate date of public offering: As soon as praticable after effectiveness of the Registration Statement

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

It is proposed that this filing will become effective (check appropriate box)

              / / immediately upon filing pursuant to paragraph (b) of Rule 485

              /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

              / / 60 days after filing pursuant to paragraph (a) of Rule 485 / / on (date) pursuant to paragraph (a) of Rule 485

PROSPECTUS - MAY 1, 2003
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS


PENNFREEDOM


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650


This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:


- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
- allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
-    offers enhanced guaranteed minimum death benefit options,
-    offers an estate enhancement death benefit option, and
-    offers death benefit enhancement rider options.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                                       MANAGER
       Money Market Fund                                      Independence Capital Management, Inc.
       Limited Maturity Bond Fund                             Independence Capital Management, Inc.
       Quality Bond Fund                                      Independence Capital Management, Inc.
       High Yield Bond Fund                                   T. Rowe Price Associates, Inc.
       Flexibly Managed Fund                                  T. Rowe Price Associates, Inc.
       Growth Equity Fund                                     Independence Capital Management, Inc.
       Large Cap Value Fund                                   Putnam Investment Management, LLC
       Large Cap Growth Fund                                  Franklin Advisers, Inc.
       Index 500 Fund                                         Wells Capital Management Incorporated
       Mid Cap Growth Fund                                    Turner Investment Partners, Inc.
       Mid Cap Value Fund                                     Neuberger Berman Management Inc.
       Strategic Value Fund                                   Lord, Abbett & Co.
       Emerging Growth Fund                                   RS Investment Management, Inc.
       Small Cap Value Fund                                   Royce & Associates, LLC
       International Equity Fund                              Vontobel Asset Management, Inc.
       REIT Fund                                              Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    MANAGER
       Balanced Portfolio                                     Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND        MANAGER
       Equity-Income Portfolio                                Fidelity Management & Research Company
       Growth Portfolio                                       Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II     MANAGER
       Asset Manager Portfolio                                Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          MANAGER
       Emerging Markets Equity (International) Portfolio      Van Kampen


A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS


GLOSSARY                                                                          5

EXPENSES                                                                          6

EXAMPLES OF FEES AND EXPENSES                                                     9

CONDENSED FINANCIAL INFORMATION                                                   9

THE PENN MUTUAL LIFE INSURANCE COMPANY                                           10

THE SEPARATE ACCOUNT                                                             10
    Accumulation Units - Valuation                                               10
    Voting Instructions                                                          10
    Investment Options in the Separate Account                                   10
       Penn Series Funds, Inc.                                                   11
       Neuberger Berman Advisers Management Trust                                12
       Fidelity Investments' Variable Insurance Products Fund                    12
       Fidelity Investments' Variable Insurance Products Fund II                 12
       Van Kampen's The Universal Institutional Funds, Inc.                      13

THE FIXED INTEREST ACCOUNTS                                                      13

THE CONTRACT                                                                     13
    How Do I Purchase a Contract?                                                14
    What Types of Annuity Payments May I Choose?                                 14
       Variable Annuity Payments                                                 15
       Fixed Annuity Payments                                                    15
       Other Information                                                         15
    What Are the Death Benefits Under My Contract?                               16
       Optional Enhanced Guaranteed Minimum Death Benefit Riders                 16
       Optional Estate Enhancement Death Benefit Rider                           17
       Optional Death Benefit Enhancement Riders                                 17
       Choosing a Lump Sum or Annuity                                            18
    May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?      19
       Before the Annuity Date                                                   19
       After the Annuity Date                                                    19
       General Rules                                                             20
       Dollar Cost Averaging                                                     20
       Automatic Rebalancing                                                     20
    May I Withdraw Any of My Money?                                              20
       Systematic Withdrawals                                                    21
       403(b) Withdrawals                                                        21
    Deferment of Payments and Transfers                                          21
    What Charges Do I Pay?                                                       21
       Administration Charges                                                    21
       Mortality and Expense Risk Charge                                         21
       Contingent Deferred Sales Charge                                          22
       Free Withdrawals                                                          22
       Contract Rider Charges                                                    23
       Premium Taxes                                                             24

PERFORMANCE INFORMATION                                                          24

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                               24
    General Information                                                          24
    Loans Under Section 403(b) Contracts                                         25

FEDERAL INCOME TAX CONSIDERATIONS                                                25
    Withdrawals and Death Benefits                                               25
    Annuity Payments                                                             26
    Early Withdrawals                                                            26
    Transfers                                                                    26
    Separate Account Diversification                                             26
    Qualified Plans                                                              27

FINANCIAL STATEMENTS                                                             27

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                     28

APPENDIX A                                                                       29

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

     FIXED ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.


     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between subaccounts. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


  Sales Load Imposed on Purchase Payments                                                             None
  Maximum Contingent Deferred Sales Charge                               8% of purchase payments withdrawn(a)
  Transfer Fee                                                                                        None



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                                       $   40(b)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                   1.30%
  Contract Administration Charge                                                                      0.15%
                                                                                                    ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                                               1.45%
CONTRACT RIDER CHARGES (OPTIONAL)
  Enhanced Guaranteed Minimum Step-Up Death Benefit Rider                                             0.25%(c)
  Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider                                        0.35%
  Estate Enhancement Rider (for Annuitants Age 60 and Under)                                          0.20%(d)
  Estate Enhancement Rider (for Annuitants Age 61 to 70)                                              0.30%(e)
  Estate Enhancement Rider (for Annuitants Ages 71 to 80)                                             0.60%(f)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGES FOR CONTRACT RIDERS
(AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)                                                           2.40%(g)



OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(h)                             MONTHLY CHARGE PER $1,000 BENEFIT
                                                                          MINIMUM                  MAXIMUM
                                                                          -------                  -------
                                                                          $ 0.208                  $ 17.292



The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES                                      MINIMUM                  MAXIMUM
                                                                          -------                  -------
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                    0.36%(i)                  1.93%(j)


----------
(a) The charge decreases each year to zero in the fifth Contract year as follows: first Contract year - 8%; second Contract year - 7%; third Contract year - 6%; fourth Contract year - 5%; fifth Contract year and thereafter - 0%. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.45% and 2.35%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.
(h) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis amount Subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this prospectus.)
(i) The total expenses for the Fund, after a voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(j) The total expenses for the Fund, after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. This adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                     TOTAL                 NET
                            MANAGEMENT    OTHER      FUND        FEE       FUND
                               FEES      EXPENSES  EXPENSES    WAIVERS   EXPENSES
                            ----------   --------  --------    -------   --------
     Money Market              0.19%      0.28%      0.47%      0.00%        0.47%
     Limited Maturity Bond     0.30%      0.33%      0.63%      0.00%        0.63%
     Quality Bond              0.34%      0.28%      0.62%      0.00%        0.62%
     High Yield Bond           0.50%      0.33%      0.83%      0.00%        0.83%
     Flexibly Managed          0.60%      0.25%      0.85%      0.00%        0.85%(1)
     Growth Equity             0.64%      0.29%      0.93%      0.01%(2)     0.92%(1)
     Large Cap Value           0.60%      0.28%      0.88%      0.00%        0.88%(1)
     Large Cap Growth          0.55%      1.56%      2.11%      1.13%(3)     0.98%
     Index 500                 0.07%      0.29%      0.36%      0.00%        0.36%(7)
     Mid Cap Growth            0.70%      0.35%      1.05%      0.06%(3)     0.99%(1)
     Mid Cap Value             0.55%      0.30%      0.85%      0.00%        0.85%(1)
     Strategic Value           0.72%      1.52%      2.24%      1.00%(4)     1.24%
     Emerging Growth           0.74%      0.32%      1.06%      0.01%(5)     1.05%
     Small Cap Value           0.85%      0.31%      1.16%      0.01%(6)     1.15%
     International Equity      0.85%      0.38%      1.23%      0.00%        1.23%(1)
     REIT                      0.70%      1.55%      2.25%      1.03%(4)     1.22%


----------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.

(1) Certain subadvisors have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:



     Flexibly Managed                             0.84%
     Growth Equity                                0.87%
     Large Cap Value                              0.86%
     Mid Cap Growth                               0.88%
     Mid Cap Value                                0.75%
     International Equity                         1.19%



(2) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(3) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(4) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year.
(5) The Administrator and Adviser have contractually agreed to waive fees and/or reimburse expenses, so long as they serve as Administrator and Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(6) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(7) The total expenses for the Index 500 Fund, after voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT/
                                            ADMINISTRATION   OTHER    TOTAL FUND
                                                 FEES       EXPENSES   EXPENSES
                                            --------------  --------  ----------
Balanced                                         0.85%        0.27%     1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE        EXPENSES   EXPENSES
                                            --------------  --------  ----------
Equity-Income                                    0.48%        0.09%     0.57%
Growth                                           0.58%        0.09%     0.67%


----------

(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE        EXPENSES   EXPENSES
                                            --------------  --------  ----------
Asset Manager                                    0.53%        0.10%     0.63%


----------

(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE        EXPENSES   EXPENSES
                                            --------------  --------  ----------
Emerging Markets Equity (International)          1.25%        0.68%     1.93%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES





     This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:



                                                                ONE     THREE    FIVE      TEN
                                                               YEAR     YEARS    YEARS    YEARS
                                                              -------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses         $ 1,076  $ 1,616  $ 1,773  $ 3,693
          Assuming Minimum Total Annual Fund Expenses         $   932  $ 1,177  $   995  $ 2,158



     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any Riders:



                                                                ONE     THREE    FIVE      TEN
                                                               YEAR     YEARS    YEARS    YEARS
                                                              -------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses         $   343  $ 1,047  $ 1,773  $ 3,693
          Assuming Minimum Total Annual Fund Expenses         $   187  $   578  $   995  $ 2,158



     (3) If you surrender your Contract at the end of the applicable time period and have purchased Riders with maximum charges*:



                                                                ONE     THREE    FIVE      TEN
                                                               YEAR     YEARS    YEARS    YEARS
                                                              -------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses         $ 1,161  $ 1,868  $ 2,208  $ 4,488
          Assuming Minimum Total Annual Fund Expenses         $ 1,020  $ 1,446  $ 1,475  $ 3,121



     (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased Riders with maximum charges*:



                                                                ONE     THREE    FIVE      TEN
                                                               YEAR     YEARS    YEARS    YEARS
                                                              -------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses         $   436  $ 1,316  $ 2,208  $ 4,488
          Assuming Minimum Total Annual Fund Expenses         $   282  $   865  $ 1,475  $ 3,121



* The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.


CONDENSED FINANCIAL INFORMATION


     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


     The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2002 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.


ACCUMULATION UNITS - VALUATION


     Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instruction) at our administrative office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.


     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.30% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.:

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

     An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:


     - the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this Prospectus.

     - the fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.


     You decide, within Contract limits,


     -    how often you make a purchase payment and how much you invest;

     - the subaccounts and/or the fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available subaccounts and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.


     Your Contract has


     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.


     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum initial purchase payment that we will accept is $10,000, and the minimum for each subsequent purchase payment is $1,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.


     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.


WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose from the following options:


     - AN ANNUITY FOR A SET NUMBER OF YEARS - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

     - A LIFE ANNUITY - Annuity payments will continue until the Annuitant's death;

     - A LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

     - A JOINT AND SURVIVOR LIFE ANNUITY - Annuity payments will continue until the death of the surviving joint Annuitant; or

     -    Any other form of annuity that we and you may agree upon.


     You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other subaccounts after the Annuity Date.

     When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

     During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among the subaccounts of the Separate Account that you choose on the Annuity Date.

     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     OTHER INFORMATION. Unless you tell us otherwise:


     - you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

     - the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts (three, if there is Fixed Account Value under your Contract on the Annuity Date). In this case, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts (or three subaccounts, whichever is applicable).

     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.


     You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate.

     You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

     If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

     If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Account death benefit is the Fixed Account Value.

     We generally pay the death benefit within seven days after we receive proof of death and all required information.

     OPTIONAL ENHANCED GUARANTEED MINIMUM DEATH BENEFIT RIDERS. If the Annuitant is age 75 or less, you may purchase an enhanced guaranteed minimum death benefit rider as part of your Contract at the time the contract is issued. The enhanced death benefit will be paid in place of the Variable Account death benefit, IF IT IS GREATER. We offer two different enhanced guaranteed minimum death benefit riders. You may purchase one rider at the time you purchase your Contract.

     GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior Contract anniversary dates, adjusted as follows. For purposes of this death benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) after the anniversary date and before the next anniversary date was to the Variable Account Value on the date of the withdrawal or transfer.


     GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Variable Account, minus a reduction for any withdrawals or transfers made from the Variable Account (as described below), plus interest at 5%. Interest is calculated for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Variable Account, less withdrawals and transfers out.


     An enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? in this Prospectus.

     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

EXAMPLE 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

EXAMPLE 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.


     OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     We offer two different Optional Death Benefit Enhancement Riders: the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The Death Benefit Enhancement from either of these riders is limited to $1 million.

     RISING FLOOR PLUS DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the Contract Date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the Contract Date, the Minimum Death Benefit Amount equals purchase payments paid into the Variable Account minus withdrawals taken from the Variable Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80; and

     (b) is purchase payments paid into the Variable Account during the prior calendar month; and

     (c) is an adjustment for withdrawals taken from the Variable Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

     STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2) the Variable Account Value on the current Contract Anniversary.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.


     CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.


     - If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary's life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).

     - If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

     - If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.


     If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

     If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

     If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the fixed interest accounts.


     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the subaccount or fixed interest account must be at least $250.

     - You may transfer amounts from a fixed interest account only at the completion of the interest period or within 25 days thereafter.

     - You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

     - You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.


     AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.


     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

     - Transfers are currently limited to the subaccounts selected at the time of annuitization.

     GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in securities which are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you may allocate or transfer money to a six month dollar cost averaging account or a twelve month dollar cost averaging account, and have a fixed percentage transferred monthly from the account to variable subaccounts to achieve dollar cost averaging. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from the variable accounts for up to 60 months, from the six month dollar cost averaging account for up to 6 months and from the twelve month dollar cost averaging account for up to twelve months. If you stop the program while in the six or twelve month dollar cost averaging accounts, any money left in the account will be transferred in accordance with your instructions.


     AUTOMATIC REBALANCING. Automatic Rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.


MAY I WITHDRAW ANY OF MY MONEY?

     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.


     - The minimum withdrawal is $500. If it is your first withdrawal in a Contract year, the minimum withdrawal is the Free Withdrawal Amount if less than $500.

     - You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the subaccount or fixed interest account from which the withdrawal is made is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest accounts beginning with the fixed interest account with the shortest interest period. Within a fixed interest account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.

     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not exhausted your Free Withdrawal Amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     ADMINISTRATION CHARGES. These charges reimburse us for administering the Contract and the Separate Account.


     - We deduct from your Variable Account Value, annually, a contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, your Contract Anniversary. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

     - We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.


     For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.30%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

     CONTINGENT DEFERRED SALES CHARGE. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

     You pay this charge only if you withdraw a purchase payment within four years of the issue date of your Contract. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection.

               CONTRACT YEAR                     APPLICABLE CHARGE
               First                                    8%

               Second                                   7%

               Third                                    6%

               Fourth                                   5%

               Fifth and thereafter                     0%

     Purchase payments will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

     The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

     FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.


     YOU'VE OWNED A CONTRACT FOR MORE THAN FOUR YEARS. You may withdraw all or part of your Contract Value without incurring a contingent sales charge.

     WITHDRAWALS UP TO 10% OF PURCHASE PAYMENTS. You may withdraw up to 10% of your purchase payments in a Contract year without incurring a contingent deferred sales charge. The amount available for a free withdrawal at any point in time during a Contract year is 10% of all purchase payments as of the date of the request less the amount of all free withdrawals made during that Contract year. You may not carry forward to the next Contract year any free withdrawal amount remaining at the end of the current Contract year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of that withdrawal and all subsequent withdrawals made in the Contract year.

     MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

     DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     WITHDRAWALS FROM CONTRACT CONTINUED BY A SURVIVING SPOUSE. There is no contingent deferred sales charge imposed upon any withdrawal from a Contract that is continued by a surviving spouse of the deceased Contract Owner.

     OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.


     CONTRACT RIDER CHARGES. You may elect to purchase optional contract riders to increase the benefits paid under your Contract.


     ENHANCED GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

     ENHANCED GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

     ESTATE ENHANCEMENT DEATH BENEFIT RIDER. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.


     The charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


     DEATH BENEFIT ENHANCEMENT RIDERS. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.



                        ATTAINED AGE          MONTHLY CHARGE PER $1,000 OF BENEFIT
                        ------------          ------------------------------------
                         Less than 40                    $  0.208
                            40-44                           0.208
                            45-49                           0.333
                            50-54                           0.458
                            55-59                           0.708
                            60-64                           1.083
                            65-69                           1.667
                            70-74                           2.708
                            75-79                           4.250
                            80-84                           7.083
                            85-89                          11.000
                            90-94                          17.292

     PREMIUM TAXES. Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION


     You may allocate or transfer your Account Value to one or more of the following fixed interest accounts: (1) the One Year Fixed Interest Account; (2) the Three Year Fixed Interest Account; (3) the Five Year Fixed Interest Account; and (4) the Seven Year Fixed Interest Account. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest accounts. For each amount allocated to one of the fixed interest accounts, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts of not less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such charge.


     You may transfer amounts held in the fixed interest accounts to subaccounts of the Separate Account or to another fixed interest account, subject to the provisions of your Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Account, the Five Year Fixed Interest Account or the Seven Year Fixed Interest Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one-half of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 6 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Interest Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that Contract year. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest account. In no event will the sum of the premature withdrawal charge and the contingent deferred sales charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from a fixed interest account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.


     If you participate in our dollar cost averaging program, you may allocate money to a six month or twelve month dollar cost averaging account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging while money is allocated to a dollar cost average account, your money will be transferred in accordance with your instructions.

     You may transfer money in the fixed interest accounts to subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in a fixed interest account within 25 days after the end of that account's interest period, we will treat it as a new allocation to that fixed account.

LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

     If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Internal Revenue Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:


     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; or

     -    withdrawals attributable to total and permanent disability.


     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS                                                   B-2
     First Variable Annuity Payments                                        B-2
     Subsequent Variable Annuity Payments                                   B-2
     Annuity Units                                                          B-2
     Value of Annuity Units                                                 B-2
     Net Investment Factor                                                  B-2
     Assumed Interest Rate                                                  B-3
     Valuation Period                                                       B-3

PERFORMANCE DATA                                                            B-3
     Average Annual Total Return                                            B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                   B-7

DISTRIBUTION OF CONTRACTS                                                   B-7

CUSTODIAN                                                                   B-7

INDEPENDENT AUDITORS                                                        B-7

LEGAL MATTERS                                                               B-8

FINANCIAL STATEMENTS                                                        B-8

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $     10.018
Number of Accumulation Units
outstanding, end of period                     126,466

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $     10.388
Number of Accumulation Units
outstanding, end of period                      48,398

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $     10.254
Number of Accumulation Units
outstanding, end of period                     156,631

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $     10.072
Number of Accumulation Units
outstanding, end of period                      31,807

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $     9.977
Number of Accumulation Units
outstanding, end of period                     440,936

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      6.528
Number of Accumulation Units
outstanding, end of period                      33,212

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.446
Number of Accumulation Units
outstanding, end of period                      69,058

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.359
Number of Accumulation Units
outstanding, end of period                      27,553

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      7.733
Number of Accumulation Units
outstanding, end of period                      79,093

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      6.616
Number of Accumulation Units
outstanding, end of period                      60,058

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      9.127
Number of Accumulation Units
outstanding, end of period                      31,082

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.492
Number of Accumulation Units
outstanding, end of period                      24,200

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      5.825
Number of Accumulation Units
outstanding, end of period                      42,618

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.085
Number of Accumulation Units
outstanding, end of period                      78,407

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      9.099
Number of Accumulation Units
outstanding, end of period                      21,371

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES REIT FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      9.155
Number of Accumulation Units
outstanding, end of period                      22,404

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.361
Number of Accumulation Units
outstanding, end of period                      13,131

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.326
Number of Accumulation Units
outstanding, end of period                      79,117

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      6.940
Number of Accumulation Units
outstanding, end of period                      80,565

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      9.007
Number of Accumulation Units
outstanding, end of period                      16,465

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY
  (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
                                             2002(a)
                                     -----------------------
Accumulation Unit Value,
beginning of period                       $     10.000
Accumulation Unit Value,
end of period                             $      8.746
Number of Accumulation Units
outstanding, end of period                       7,511

----------
(a) For the period January 14, 2002 (date subaccount was established) through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2003


PENNFREEDOM


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2003 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS                                                   B-2
     First Variable Annuity Payment                                         B-2
     Subsequent Variable Annuity Payments                                   B-2
     Annuity Units                                                          B-2
     Value of Annuity Units                                                 B-2
     Net Investment Factor                                                  B-2
     Assumed Interest Rate                                                  B-3
     Valuation Period                                                       B-3

PERFORMANCE DATA                                                            B-3
     Average Annual Total Return                                            B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                   B-7

DISTRIBUTION OF CONTRACTS                                                   B-7

CUSTODIAN                                                                   B-7

INDEPENDENT AUDITORS                                                        B-7

LEGAL MATTERS                                                               B-8

FINANCIAL STATEMENTS                                                        B-8

VARIABLE ANNUITY PAYMENTS


FIRST VARIABLE ANNUITY PAYMENT


     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS


     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.


ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

     PLUS


     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.


     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.45% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE


     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.


VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. The performance shown in the tables below does not reflect the cost of any rider.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------------------------------
                                                                ONE          FIVE       SINCE INCEPTION
                                                                YEAR         YEARS       OR TEN YEARS
                                                INCEPTION      ENDED         ENDED          ENDED
FUND (MANAGER)                                    DATE*       12/31/02     12/31/02       12/31/02
--------------                                  ---------     --------     --------     ---------------
Quality Bond (a)                                 03/17/87        -2.97%        5.47%               5.60%
            (Independence Capital)
Limited Maturity Bond (a)                        05/01/00        -2.06%         n/a                3.62%
            (Independence Capital)
High Yield Bond (a)                              08/06/84        -4.69%        1.40%               5.40%
            (T. Rowe Price)
Flexibly Managed (a)                             07/31/84        -6.99%        7.38%              10.13%
            (T. Rowe Price)
Growth Equity (a)                                06/01/83       -40.07%       -8.85%               1.46%
            (Independence Capital)
Large Cap Value (a)                              03/17/87       -21.65%       -1.28%               7.50%
            (Putnam)
Large Cap Growth (a)                             05/01/02          n/a          n/a              -32.74%
            (Franklin Advisers)
Index 500 (a)                                    05/01/00       -28.42%         n/a              -19.23%
            (Wells)
Mid Cap Growth (a)                               05/01/00       -37.94%         n/a              -30.30%
            (Turner)
Mid Cap Value (a)                                05/01/00       -16.54%         n/a               -0.72%
            (Neuberger Berman)
Strategic Value (a)                              05/01/02          n/a          n/a              -31.13%
            (Lord, Abbett & Co.)
Emerging Growth (a)                              05/01/97       -46.70%        4.42%               9.95%
            (RS Investment Management)
Small Cap Value (a)                              03/01/95       -23.32%       -1.86%               4.99%
            (Royce)
International Equity (a)                         11/01/92       -17.02%       -3.41%               4.01%
            (Vontobel)
REIT (a)                                         05/01/02          n/a          n/a              -22.91%
            (Heitman Real Estate Securities)
Balanced (b)                                     05/03/93       -23.68%       -1.08%               3.93%
            (Neuberger Berman)
Equity-Income (c)                                05/01/95       -23.49%       -1.30%               6.19%
            (Fidelity Investments)
Growth (c)                                       05/01/95       -35.64%       -1.93%               5.78%
            (Fidelity Investments)
Asset Manager (d)                                05/01/98       -15.90%       -0.18%               5.25%
            (Fidelity Investments)
Emerging Markets Equity (International) (e)      05/01/97       -16.06%       -6.71%              -7.77%
            (Van Kampen)


----------

* Date underlying fund was first offered through a subaccount of the Separate Account.
(a)         Penn Series Funds, Inc.
(b)         Neuberger Berman Advisers Management Trust
(c)         Variable Insurance Products Fund
(d)         Variable Insurance Products Fund II
(e)         Van Kampen's The Universal Institutional Funds, Inc.

TABLE 2     NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT
            - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND



                                                        NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------------------------------
                                                                 ONE         FIVE       SINCE INCEPTION
                                                                 YEAR        YEARS       OR TEN YEARS
                                                INCEPTION       ENDED        ENDED         ENDED
FUND (MANAGER)                                    DATE*       12/31/02     12/31/02       12/31/02
--------------                                  ---------     --------     --------     ---------------
Quality Bond (a)                                 03/17/87         3.57%        5.47%               5.60%
            (Independence Capital)
Limited Maturity Bond (a)                        05/01/00         4.54%         n/a                5.80%
            (Independence Capital)
High Yield Bond (a)                              08/06/84         1.73%        1.40%               5.40%
            (T. Rowe Price)
Flexibly Managed (a)                             07/31/84        -0.72%        7.38%              10.13%
            (T. Rowe Price)
Growth Equity (a)                                06/01/83       -36.03%       -8.85%               1.46%
            (Independence Capital)
Large Cap Value (a)                              03/17/87       -16.37%       -1.28%               7.50%
            (Putnam)
Large Cap Growth (a)                             05/01/02          n/a          n/a              -23.78%
            (Franklin Advisers)
Index 500 (a)                                    05/01/00       -23.59%         n/a              -17.52%
            (Wells)
Mid Cap Growth (a)                               05/01/00       -33.75%         n/a              -28.83%
            (Turner)
Mid Cap Value (a)                                05/01/00       -10.91%         n/a                1.37%
            (Neuberger Berman)
Strategic Value (a)                              05/01/02          n/a          n/a              -21.96%
            (Lord, Abbett & Co.)
Emerging Growth (a)                              05/01/97       -43.11%        4.42%               9.95%
            (RS Investment Management)
Small Cap Value (a)                              03/01/95       -18.15%       -1.86%               4.85%
            (Royce)
International Equity (a)                         11/01/92       -11.43%       -3.41%               4.01%
            (Vontobel)
REIT (a)                                         05/01/02          n/a          n/a              -12.64%
            (Heitman Real Estate Securities)
Balanced (b)                                     02/28/89       -18.53%       -1.08%               3.60%
            (Neuberger Berman)
Equity-Income (c)                                10/09/86       -18.33%       -1.30%               8.10%
            (Fidelity Investments)
Growth (c)                                       10/09/86       -31.30%       -1.93%               6.77%
            (Fidelity Investments)
Asset Manager (d)                                09/06/89       -10.23%       -0.18%               5.39%
            (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/01/96       -10.40%       -6.71%              -6.05%
            (Van Kampen)


----------

*           Date underlying fund was first established.
(a)         Penn Series Funds, Inc.
(b)         Neuberger Berman Advisers Management Trust
(c)         Variable Insurance Products Fund
(d)         Variable Insurance Products Fund II
(e)         Van Kampen's The Universal Institutional Funds, Inc.

TABLE 3     NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT
            - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND



                                                        NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------------------------------
                                                                 ONE         FIVE       SINCE INCEPTION
                                                                 YEAR        YEARS       OR TEN YEARS
                                                INCEPTION       ENDED        ENDED         ENDED
FUND (MANAGER)                                    DATE*       12/31/02     12/31/02       12/31/02
--------------                                  ---------     --------     --------     ---------------
Quality Bond (a)                                 03/17/87         3.74%        5.63%               5.73%
            (Independence Capital)
Limited Maturity Bond (a)                        05/01/00         4.71%         n/a                5.98%
            (Independence Capital)
High Yield Bond (a)                              08/06/84         1.90%        1.57%               5.52%
            (T. Rowe Price)
Flexibly Managed (a)                             07/31/84        -0.55%        7.53%              10.24%
            (T. Rowe Price)
Growth Equity (a)                                06/01/83       -35.86%       -8.71%               1.57%
            (Independence Capital)
Large Cap Value (a)                              03/17/87       -16.20%       -1.12%               7.61%
            (Putnam)
Large Cap Growth (a)                             05/01/02          n/a          n/a              -23.55%
            (Franklin Advisers)
Index 500 (a)                                    05/01/00       -23.42%         n/a              -17.30%
            (Wells)
Mid Cap Growth (a)                               05/01/00       -33.58%         n/a              -28.57%
            (Turner)
Mid Cap Value (a)                                05/01/00       -10.74%         n/a                1.54%
            (Neuberger Berman)
Strategic Value (a)                              05/01/02          n/a          n/a              -21.72%
            (Lord, Abbett & Co.)
Emerging Growth (a)                              05/01/97       -42.94%        4.52%              10.03%
            (RS Investment Management)
Small Cap Value (a)                              03/01/95       -17.98%       -1.69%               4.98%
            (Royce)
International Equity (a)                         11/01/92       -11.26%       -3.26%               4.11%
            (Vontobel)
REIT (a)                                         05/01/02          n/a          n/a              -12.40%
            (Heitman Real Estate Securities)
Balanced (b)                                     02/28/89       -18.36%       -0.94%               3.72%
            (Neuberger Berman)
Equity-Income (c)                                10/09/86       -18.16%       -1.15%               8.19%
            (Fidelity Investments)
Growth (c)                                       10/09/86       -31.13%       -1.80%               6.86%
            (Fidelity Investments)
Asset Manager (d)                                09/06/89       -10.06%       -0.02%               5.51%
            (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/01/96       -10.23%       -6.53%              -5.81%
            (Van Kampen)


----------

*           Date underlying fund was first established.
(a)         Penn Series Funds, Inc.
(b)         Neuberger Berman Advisers Management Trust
(c)         Variable Insurance Products Fund
(d)         Variable Insurance Products Fund II
(e)         Van Kampen's The Universal Institutional Funds, Inc.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)TO THE POWER OF n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula: P(1+T)TO THE POWER OF n=EV. In the formula, P is a hypothetical investment of $1,000; in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge which declines from 8% to 0% over four years. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                               -------------------

     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

ADMINISTRATIVE AND RECORDKEEPING SERVICES


     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.


DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2002 and 2001, Penn Mutual paid commissions of approximately $62,529 and $0 to HTK, respectively. As of December 31, 2001, no commission had been paid to HTK with respect to the Contracts because none had been sold.

     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


CUSTODIAN


     Penn Mutual is custodian of the assets held in the Separate Account.


INDEPENDENT AUDITORS


     Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS


     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.


FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                  MONEY           QUALITY        HIGH YIELD
                                                                TOTAL          MARKET FUND+      BOND FUND+      BOND FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares                                                                  61,112,805        6,938,846        5,664,644
Cost                                                        $ 1,365,203,228  $    61,112,805  $    72,559,444  $    50,187,677

ASSETS:
Investments at market value                                 $ 1,108,801,981  $    61,112,805  $    72,857,874  $    38,406,286
Dividends receivable                                                 58,699           58,699                -                -
Receivable for securities                                            24,844           24,844                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                        50,400            2,223            2,624            1,347
Payable for securities                                               54,082           54,082                -                -

                                                            ---------------  ---------------  ---------------  ---------------
NET ASSETS                                                  $ 1,108,781,042  $    61,140,043  $    72,855,250  $    38,404,939
                                                            ===============  ===============  ===============  ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                  MONEY          QUALITY         HIGH YIELD
                                                                 TOTAL         MARKET FUND+     BOND FUND+       BOND FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss):
Dividends                                                   $    22,854,440  $       975,080  $     2,796,292  $     3,656,943
EXPENSE:
Mortality and expense risk charges                               15,608,007          785,072          867,406          481,256
                                                            ---------------  ---------------  ---------------  ---------------

Net investment income (loss)                                      7,246,433          190,008        1,928,886        3,175,687
                                                            ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares          (61,641,883)               -          (20,919)        (327,986)
Capital gains distributions                                      20,451,970                -          103,902                -
                                                            ---------------  ---------------  ---------------  ---------------

Net realized gains (losses) from investment transactions        (41,189,913)               -           82,983         (327,986)

Net change in unrealized appreciation (depreciation)
  of investments                                               (165,021,334)               -          618,018       (2,068,514)
                                                            ---------------  ---------------  ---------------  ---------------

Net realized and unrealized gains (losses) on investments      (206,211,247)               -          701,001       (2,396,500)
                                                            ---------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                        $  (198,964,814) $       190,008  $     2,629,887  $       779,187
                                                            ===============  ===============  ===============  ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                LARGE CAP        FLEXIBLY
                                                             GROWTH EQUITY        VALUE           MANAGED       INTERNATIONAL
                                                                 FUND+            FUND+            FUND+        EQUITY FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares                                                  5,677,627        7,556,968       16,870,519        4,435,091
Cost                                                        $   116,739,030  $   100,226,640  $   279,718,398  $    62,328,334

ASSETS:
Investments at market value                                 $    55,697,522  $   105,570,839  $   316,322,230  $    46,701,504
Dividends receivable                                                      -                -                -                -
Receivable for securities                                                 -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         1,929            3,705           11,146            1,641
Payable for securities                                                    -                -                -                -

                                                            ---------------  ---------------  ---------------  ---------------
NET ASSETS                                                  $    55,695,593  $   105,567,134  $   316,311,084  $    46,699,863
                                                            ===============  ===============  ===============  ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                LARGE CAP        FLEXIBLY
                                                             GROWTH EQUITY        VALUE           MANAGED       INTERNATIONAL
                                                                 FUND+            FUND+            FUND+        EQUITY FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss):
Dividends                                                   $             -  $     1,814,611  $     8,768,241  $        71,491
EXPENSE:
Mortality and expense risk charges                                  980,711        1,563,386        4,115,585          700,814
                                                            ---------------  ---------------  ---------------  ---------------

Net investment income (loss)                                       (980,711)         251,225        4,652,656         (629,323)
                                                            ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares          (18,356,437)      (2,084,987)         297,947       (4,608,216)
Capital gains distributions                                               -        1,603,301       13,966,299                -
                                                            ---------------  ---------------  ---------------  ---------------

Net realized gains (losses) from investment transactions        (18,356,437)        (481,686)      14,264,246       (4,608,216)

Net change in unrealized appreciation (depreciation)
  of investments                                                (14,624,459)     (22,071,000)     (22,413,948)         378,030
                                                            ---------------  ---------------  ---------------  ---------------

Net realized and unrealized gains (losses) on investments       (32,980,896)     (22,552,686)      (8,149,702)      (4,230,186)
                                                            ---------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $   (33,961,607) $   (22,301,461) $    (3,497,046) $    (4,859,509)
                                                            ===============  ===============  ===============  ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                               SMALL CAP        EMERGING          LIMITED
                                                                 VALUE           GROWTH        MATURITY BOND      INDEX 500
                                                                 FUND+            FUND+            FUND+            FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares                                                  3,421,770        3,160,408        2,224,350       10,328,094
Cost                                                        $    45,227,706  $    86,532,989  $    23,451,370  $    99,345,904

ASSETS:
Investments at market value                                 $    37,639,474  $    37,450,826  $    23,800,549  $    62,484,965
Dividends receivable                                                      -                -                -                -
Receivable for securities                                                 -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         1,367            1,333              858            2,224
Payable for securities                                                    -                -                -                -

                                                            ---------------  ---------------  ---------------  ---------------
NET ASSETS                                                  $    37,638,107  $    37,449,493  $    23,799,691  $    62,482,741
                                                            ===============  ===============  ===============  ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               SMALL CAP        EMERGING          LIMITED
                                                                 VALUE           GROWTH        MATURITY BOND      INDEX 500
                                                                 FUND+            FUND+            FUND+            FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss):
Dividends                                                   $             -  $             -  $       510,776  $       920,910
EXPENSE:
Mortality and expense risk charges                                  570,515          651,298          196,235          904,140
                                                            ---------------  ---------------  ---------------  ---------------

Net investment income (loss)                                       (570,515)        (651,298)         314,541           16,770
                                                            ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares           (1,406,082)     (11,010,233)          11,733       (4,434,333)
Capital gains distributions                                       3,075,988                -          122,945                -
                                                            ---------------  ---------------  ---------------  ---------------

Net realized gains (losses) from investment transactions          1,669,906      (11,010,233)         134,678       (4,434,333)

Net change in unrealized appreciation (depreciation)
  of investments                                                (10,554,994)     (19,471,811)         233,639      (15,838,457)
                                                            ---------------  ---------------  ---------------  ---------------

Net realized and unrealized gains (losses) on investments        (8,885,088)     (30,482,044)         368,317      (20,272,790)
                                                            ---------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $    (9,455,603) $   (31,133,342) $       682,858  $   (20,256,020)
                                                            ===============  ===============  ===============  ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                MID CAP          MID CAP         LARGE CAP        STRATEGIC
                                                                GROWTH            VALUE           GROWTH            VALUE
                                                                 FUND+            FUND+            FUND+            FUND+
                                                            ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares                                                  4,091,539        3,149,641          201,070          228,233
Cost                                                        $    35,966,596  $    32,477,775  $     1,758,126  $     1,984,755

ASSETS:
Investments at market value                                 $    17,348,129  $    30,708,998  $     1,691,046  $     1,949,110
Dividends receivable                                                      -                -                -                -
Receivable for securities                                                 -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                           621            1,095               62               73
Payable for securities                                                    -                -                -                -

                                                            ---------------  ---------------  ---------------  ---------------
NET ASSETS                                                  $    17,347,508  $    30,707,903  $     1,690,984  $     1,949,037
                                                            ===============  ===============  ===============  ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                MID CAP          MID CAP         LARGE CAP        STRATEGIC
                                                                GROWTH            VALUE           GROWTH            VALUE
                                                                 FUND+            FUND+          FUND(a)+         FUND(a)+
                                                            ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss):
Dividends                                                   $             -  $       186,752  $         5,932  $         7,842
EXPENSE:
Mortality and expense risk charges                                  274,469          446,216            6,584            8,718
                                                            ---------------  ---------------  ---------------  ---------------

Net investment income (loss)                                       (274,469)        (259,464)            (652)            (876)
                                                            ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares           (1,899,003)        (550,378)         (10,376)             341
Capital gains distributions                                               -                -                -                -
                                                            ---------------  ---------------  ---------------  ---------------

Net realized gains (losses) from investment transactions         (1,899,003)        (550,378)         (10,376)             341

Net change in unrealized appreciation (depreciation)
  of investments                                                 (6,290,031)      (3,330,034)         (67,081)         (35,644)
                                                            ---------------  ---------------  ---------------  ---------------

Net realized and unrealized gains (losses) on investments        (8,189,034)      (3,880,412)         (77,457)         (35,303)
                                                            ---------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $    (8,463,503) $    (4,139,876) $       (78,109) $       (36,179)
                                                            ===============  ===============  ===============  ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                 REIT           BALANCED       EQUITY INCOME       GROWTH
                                                                 FUND+         PORTFOLIO++     PORTFOLIO+++     PORTFOLIO+++
                                                            ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares                                                    219,396        3,477,396        3,154,019        3,603,236
Cost                                                        $     2,035,637  $    55,728,820  $    65,066,739  $   133,052,636

ASSETS:
Investments at market value                                 $     1,974,564  $    27,158,464  $    57,276,976  $    84,459,832
Dividends receivable                                                      -                -                -                -
Receivable for securities                                                 -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                            71              960            2,037            2,983
Payable for securities                                                    -                -                -                -

                                                            ---------------  ---------------  ---------------  ---------------
NET ASSETS                                                  $     1,974,493  $    27,157,504  $    57,274,939  $    84,456,849
                                                            ===============  ===============  ===============  ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                 REIT           BALANCED       EQUITY INCOME       GROWTH
                                                               FUND(a)+        PORTFOLIO++     PORTFOLIO+++     PORTFOLIO+++
                                                            ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss):
Dividends                                                   $        49,349  $       876,893  $     1,160,471  $       282,232
EXPENSE:
Mortality and expense risk charges                                   10,161          415,194          850,998        1,370,916
                                                            ---------------  ---------------  ---------------  ---------------

Net investment income (loss)                                         39,188          461,699          309,473       (1,088,684)
                                                            ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares               (2,680)      (1,601,867)      (1,881,248)     (12,364,016)
Capital gains distributions                                               -                -        1,579,531                -
                                                            ---------------  ---------------  ---------------  ---------------

Net realized gains (losses) from investment transactions             (2,680)      (1,601,867)        (301,717)     (12,364,016)

Net change in unrealized appreciation (depreciation)
  of investments                                                    (61,073)      (5,727,781)     (13,652,129)     (27,921,040)
                                                            ---------------  ---------------  ---------------  ---------------

Net realized and unrealized gains (losses) on investments           (63,753)      (7,329,648)     (13,953,846)     (40,285,056)
                                                            ---------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $       (24,565) $    (6,867,949) $   (13,644,373) $   (41,373,740)
                                                            ===============  ===============  ===============  ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                          EMERGING
                                                                ASSET MANAGER          MARKETS EQUITY
                                                                PORTFOLIO+++       (INT'L) PORTFOLIO++++
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                        1,257,595              1,382,173
Cost                                                        $          20,222,004  $          15,691,916

ASSETS:
Investments at market value                                 $          16,034,329  $           8,348,326
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                 567                    297
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $          16,033,762  $           8,348,029
                                                            =====================  =====================

                                                                V.I. CAPITAL
                                                                APPRECIATION         HIGH INCOME BOND
                                                                    FUND ^               FUND II ^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                            4,551                257,091
Cost                                                        $              76,545  $           1,781,468

ASSETS:
Investments at market value                                 $              74,770  $           1,820,204
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                  67                  1,958
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $              74,703  $           1,818,246
                                                            =====================  =====================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         EMERGING
                                                                ASSET MANAGER         MARKETS EQUITY
                                                                PORTFOLIO+++       (INT'L) PORTFOLIO++++
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $             766,141  $                   -
EXPENSE:
Mortality and expense risk charges                                        231,498                161,862
                                                            ---------------------  ---------------------

Net investment income (loss)                                              534,643               (161,862)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                 (1,193,760)              (222,735)
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions               (1,193,760)              (222,735)

Net change in unrealized appreciation (depreciation)
  of investments                                                       (1,476,788)              (665,641)
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments              (2,670,548)              (888,376)
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $          (2,135,905) $          (1,050,238)
                                                            =====================  =====================

                                                                V.I. CAPITAL
                                                                APPRECIATION         HIGH INCOME BOND
                                                                  FUND (b)^            FUND II (b)^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $                   -  $                   -
EXPENSE:
Mortality and expense risk charges                                            101                  2,209
                                                            ---------------------  ---------------------

Net investment income (loss)                                                 (101)                (2,209)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                     (5,262)                  (598)
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                   (5,262)                  (598)

Net change in unrealized appreciation (depreciation)
  of investments                                                           (1,776)                38,737
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                  (7,038)                38,139
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $              (7,139) $              35,930
                                                            =====================  =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                             FINANCIAL SERVICES         HEALTH CARE
                                                                   FUND^^^                FUND^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                              326                     62
Cost                                                        $               6,240  $               1,152

ASSETS:
Investments at market value                                 $               6,576  $               1,160
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                 424                    470
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $               6,152  $                 690
                                                            =====================  =====================

                                                                   MEKROS                  NOVA
                                                                   FUND^^^                FUND^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                           40,660                     16
Cost                                                        $             837,521  $                  90

ASSETS:
Investments at market value                                 $             817,661  $                  84
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                               1,002                     84
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $             816,659  $                   -
                                                            =====================  =====================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             FINANCIAL SERVICES         HEALTH CARE
                                                                 FUND(b)^^^             FUND(b)^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $                 305   $                 -
EXPENSE:
Mortality and expense risk charges                                            515                    587
                                                            ---------------------  ---------------------

Net investment income (loss)                                                 (210)                  (587)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                     14,380                  1,237
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                   14,380                  1,237

Net change in unrealized appreciation (depreciation)
  of investments                                                              336                      7
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                  14,716                  1,244
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $              14,506  $                 657
                                                            =====================  =====================

                                                                   MEKROS                  NOVA
                                                                 FUND(b)^^^             FUND(b)^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $               1,027  $                   1
EXPENSE:
Mortality and expense risk charges                                          1,063                    190
                                                            ---------------------  ---------------------

Net investment income (loss)                                                  (36)                  (189)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                     22,674                 (3,478)
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                   22,674                 (3,478)

Net change in unrealized appreciation (depreciation)
  of investments                                                          (19,861)                    (4)
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                   2,813                 (3,482)
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $               2,777  $              (3,671)
                                                            =====================  =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002


                                                                     OTC                TECHNOLOGY
                                                                   FUND^^^                FUND^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                               18                     17
Cost                                                        $                 161  $                 144

ASSETS:
Investments at market value                                 $                 161  $                 162
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                 161                    162
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $                   -  $                   -
                                                            =====================  =====================

                                                                                      U.S. GOVERNMENT
                                                                    URSA                   BOND
                                                                   FUND^^^                FUND^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                                -                  6,500
Cost                                                        $                   -  $              85,423

ASSETS:
Investments at market value                                 $                   -  $              85,016
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                   -                     47
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $                   -  $              84,969
                                                            =====================  =====================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     OTC                TECHNOLOGY
                                                                 FUND(b)^^^             FUND(b)^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $                   -  $                   -
EXPENSE:
Mortality and expense risk charges                                            167                    194
                                                            ---------------------  ---------------------

Net investment income (loss)                                                 (167)                  (194)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                      2,158                  3,150
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                    2,158                  3,150

Net change in unrealized appreciation (depreciation)
of investments                                                                  -                     19
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                   2,158                  3,169
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $               1,991  $               2,975
                                                            =====================  =====================

                                                                                     U.S. GOVERNMENT
                                                                    URSA                   BOND
                                                                 FUND(b)^^^             FUND(b)^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $                   -  $                 735
EXPENSE:
Mortality and expense risk charges                                              2                    206
                                                            ---------------------  ---------------------

Net investment income (loss)                                                   (2)                   529
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                          -                  3,182
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                        -                  3,182

Net change in unrealized appreciation (depreciation)
of investments                                                                  -                   (409)
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                       -                  2,773
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $                  (2) $               3,302
                                                            =====================  =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                               U.S. GOVERNMENT
                                                                MONEY MARKET             UTILITES
                                                                   FUND^^^                FUND^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                          853,242                  6,959
Cost                                                        $             853,242  $              84,369

ASSETS:
Investments at market value                                 $             853,242  $              85,182
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                               5,865                    136
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $             847,377  $              85,046
                                                            =====================  =====================

                                                                                      INTERNATIONAL
                                                                EQUITY INCOME              STOCK
                                                              PORTFOLIO II ^^^^       PORTFOLIO ^^^^^
                                                            ---------------------  ---------------------
Investment in Common Stock
Number of Shares                                                            3,648                    375
Cost                                                        $              58,338  $               3,234

ASSETS:
Investments at market value                                 $              59,642  $               3,473
Dividends receivable                                                            -                      -
Receivable for securities                                                       -                      -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                                 143                    718
Payable for securities                                                          -                      -

                                                            ---------------------  ---------------------
NET ASSETS                                                  $              59,499  $               2,755
                                                            =====================  =====================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               U.S. GOVERNMENT
                                                                MONEY MARKET             UTILITES
                                                                 FUND(b)^^^             FUND(b)^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $               1,838  $                   -
EXPENSE:
Mortality and expense risk charges                                          8,653                    192
                                                            ---------------------  ---------------------

Net investment income (loss)                                               (6,815)                  (192)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                          -                (14,748)
Capital gains distributions                                                     -                      -
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                        -                (14,748)

Net change in unrealized appreciation (depreciation)
  of investments                                                                -                    813
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                       -                (13,935)
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $              (6,815) $             (14,127)
                                                            =====================  =====================

                                                                                       INTERNATIONAL
                                                                EQUITY INCOME              STOCK
                                                            PORTFOLIO II (b)^^^^    PORTFOLIO (b)^^^^^
                                                            ---------------------  ---------------------
Net Investment Income (Loss):
Dividends                                                   $                 543  $                  35
EXPENSE:
Mortality and expense risk charges                                            176                    718
                                                            ---------------------  ---------------------

Net investment income (loss)                                                  367                   (683)
                                                            ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                       (277)                   934
Capital gains distributions                                                     -                      4
                                                            ---------------------  ---------------------

Net realized gains (losses) from investment transactions                     (277)                   938

Net change in unrealized appreciation (depreciation)
  of investments                                                            1,303                    239
                                                            ---------------------  ---------------------

Net realized and unrealized gains (losses) on investments                   1,026                  1,177
                                                            ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $               1,393  $                 494
                                                            =====================  =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                                TOTAL
                                                            ---------------------------------------------
                                                                    2002                     2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $           7,246,433   $          17,859,189
  Net realized gains (losses) from
    investment transactions                                           (41,189,913)             24,225,511
  Net change in unrealized appreciation
    (depreciation) of investments                                    (165,021,334)           (165,927,120)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                        (198,964,814)           (123,842,420)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                   138,973,340             109,211,483
  Surrender benefits                                                   (1,959,661)             (1,725,732)
  Net transfers                                                        (2,444,208)             64,313,400
  Considerations for supplementary contracts with life                    206,894                       -
  Payments for supplementary contracts with life                          (40,126)                (31,857)
  Contract administration charges                                      (1,152,864)             (1,145,565)
  Annuity benefits                                                   (147,255,937)           (153,303,643)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from variable annuity activities                        (13,672,562)             17,318,086
                                                            ---------------------   ---------------------
      Total increase (decrease)  in net assets                       (212,637,376)           (106,524,334)
NET ASSETS:
  Beginning of year                                                 1,321,418,418           1,427,942,752
                                                            ---------------------   ---------------------
   END OF YEAR                                              $       1,108,781,042   $       1,321,418,418
                                                            =====================   =====================

                                                                           MONEY MARKET FUND+
                                                            ---------------------------------------------
                                                                     2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $             190,008   $           1,216,227
  Net realized gains (losses) from
    investment transactions                                                     -                       -
  Net change in unrealized appreciation
    (depreciation) of investments                                               -                       -
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                             190,008               1,216,227
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                    27,285,224              10,734,710
  Surrender benefits                                                     (527,668)               (136,638)
  Net transfers                                                         9,721,490              15,068,980
  Considerations for supplementary contracts with life                     20,003                       -
  Payments for supplementary contracts with life                             (455)                      -
  Contract administration charges                                         (44,801)                (33,158)
  Annuity benefits                                                    (30,045,292)            (11,212,133)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from variable annuity activities                          6,408,501              14,421,761
                                                            ---------------------   ---------------------
      Total increase (decrease)  in net assets                          6,598,509              15,637,988
NET ASSETS:
  Beginning of year                                                    54,541,534              38,903,546
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          61,140,043   $          54,541,534
                                                            =====================   =====================

                                                                         QUALITY BOND FUND+
                                                            ---------------------------------------------
                                                                    2002                  2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $           1,928,886   $           3,577,979
  Net realized gains (losses) from
    investment transactions                                                82,983                 244,517
  Net change in unrealized appreciation
    (depreciation) of investments                                         618,018                (647,546)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                           2,629,887               3,174,950
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     9,973,459              10,379,172
  Surrender benefits                                                     (105,928)                (62,494)
  Net transfers                                                         9,604,698              13,384,646
  Considerations for supplementary contracts with life                     17,488                       -
  Payments for supplementary contracts with life                           (1,147)                      -
  Contract administration charges                                         (43,130)                (29,227)
  Annuity benefits                                                     (7,072,551)             (5,290,611)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from variable annuity activities                         12,372,889              18,381,486
                                                            ---------------------   ---------------------
      Total increase (decrease)  in net assets                         15,002,776              21,556,436
NET ASSETS:
  Beginning of year                                                    57,852,474              36,296,038
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          72,855,250   $          57,852,474
                                                            =====================   =====================

                                                                        HIGH YIELD BOND FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $           3,175,687   $           2,970,131
  Net realized gains (losses) from
    investment transactions                                              (327,986)                124,566
  Net change in unrealized appreciation
    (depreciation) of investments                                      (2,068,514)             (1,069,164)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                             779,187               2,025,533
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     3,131,007               3,024,769
  Surrender benefits                                                      (48,948)                (48,079)
  Net transfers                                                           497,145               2,362,912
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (31,169)                (28,342)
  Annuity benefits                                                     (4,165,472)             (5,079,155)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                       (617,437)                232,105
                                                            ---------------------   ---------------------
  Total increase (decrease)  in net assets                                161,750               2,257,638
NET ASSETS:
  Beginning of year                                                    38,243,189              35,985,551
                                                            ---------------------   ---------------------
  END OF YEAR                                               $          38,404,939   $          38,243,189
                                                            =====================   =====================

                                                                          GROWTH EQUITY FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $            (980,711)  $          (1,409,242)
  Net realized gains (losses) from
    investment transactions                                           (18,356,437)             (8,502,634)
  Net change in unrealized appreciation
    (depreciation) of investments                                     (14,624,459)            (31,396,566)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                         (33,961,607)            (41,308,442)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     4,107,002               6,713,838
  Surrender benefits                                                      (61,927)               (114,216)
  Net transfers                                                        (9,493,421)             (6,584,444)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (91,647)               (112,835)
  Annuity benefits                                                     (7,743,815)            (17,704,772)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                    (13,283,808)            (17,802,429)
                                                            ---------------------   ---------------------
  Total increase (decrease)  in net assets                            (47,245,415)            (59,110,871)
NET ASSETS:
  Beginning of year                                                   102,941,008             162,051,879
                                                            ---------------------   ---------------------
  END OF YEAR                                               $          55,695,593   $         102,941,008
                                                            =====================   =====================

                                                                        LARGE CAP VALUE FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $             251,225   $           2,155,906
  Net realized gains (losses) from
    investment transactions                                              (481,686)                611,958
  Net change in unrealized appreciation
    (depreciation) of investments                                     (22,071,000)             (8,460,038)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
    resulting from operations                                         (22,301,461)             (5,692,174)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     8,035,510               6,864,056
  Surrender benefits                                                     (130,236)               (138,315)
  Net transfers                                                        (5,523,175)              4,138,586
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                        (113,423)               (115,960)
  Annuity benefits                                                    (13,341,251)            (19,391,316)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                    (11,072,575)             (8,642,949)
                                                            ---------------------   ---------------------
  Total increase (decrease)  in net assets                            (33,374,036)            (14,335,123)
NET ASSETS:
  Beginning of year                                                   138,941,170             153,276,293
                                                            ---------------------   ---------------------
  END OF YEAR                                               $         105,567,134   $         138,941,170
                                                            =====================   =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001


                                                                        FLEXIBLY MANAGED FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $           4,652,656   $           8,421,261
  Net realized gains (losses) from
     investment transactions                                           14,264,246              14,531,905
  Net change in unrealized appreciation
     (depreciation) of investments                                    (22,413,948)              2,170,799
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                         (3,497,046)             25,123,965
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                    34,810,288              19,306,113
  Surrender benefits                                                     (276,094)               (320,951)  )
  Net transfers                                                         3,772,068              25,508,463
  Considerations for supplementary contracts with life                    100,394                       -
  Payments for supplementary contracts with life                          (33,594)                (28,265)
  Contract administration charges                                        (268,057)               (238,341)  )
  Annuity benefits                                                    (31,808,938)            (34,451,360)  )
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                            6,296,067               9,775,659
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                             2,799,021              34,899,624
NET ASSETS:
  Beginning of year                                                   313,512,063             278,612,439
                                                            ---------------------   ---------------------
   END OF YEAR                                              $         316,311,084   $         313,512,063
                                                            =====================   =====================


                                                                      INTERNATIONAL EQUITY FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $            (629,323)  $             432,882
  Net realized gains (losses) from
     investment transactions                                           (4,608,216)             (3,375,150)
  Net change in unrealized appreciation
     (depreciation) of investments                                        378,030             (24,778,661)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                         (4,859,509)            (27,720,929)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     3,013,113               3,488,120
  Surrender benefits                                                      (74,002)                (86,146)
  Net transfers                                                        (6,842,116)             (3,549,965)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (55,800)                (64,806)
  Annuity benefits                                                     (6,674,615)             (7,916,783)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                          (10,633,420)             (8,129,580)
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                           (15,492,929)            (35,850,509)
NET ASSETS:
  Beginning of year                                                    62,192,792              98,043,301
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          46,699,863   $          62,192,792
                                                            =====================   =====================

                                                                              SMALL CAP
                                                                             VALUE FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $            (570,515)  $             377,713
  Net realized gains (losses) from
     investment transactions                                            1,669,906                 805,361
  Net change in unrealized appreciation
     (depreciation) of investments                                    (10,554,994)              3,741,483
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                         (9,455,603)              4,924,557
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     6,202,571               3,774,923
  Surrender benefits                                                      (49,562)                (55,089)
  Net transfers                                                          (323,128)             10,708,991
  Considerations for supplementary contracts with life                     17,738                       -
  Payments for supplementary contracts with life                             (949)                      -
  Contract administration charges                                         (39,739)                (30,190)
  Annuity benefits                                                     (3,725,340)             (3,069,343)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                            2,081,591              11,329,292
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                            (7,374,012)             16,253,849
NET ASSETS:
  Beginning of year                                                    45,012,119              28,758,270
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          37,638,107   $          45,012,119
                                                            =====================   =====================


                                                                        EMERGING GROWTH FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $            (651,298)  $            (851,330)
  Net realized gains (losses) from
     investment transactions                                          (11,010,233)                 36,863
  Net change in unrealized appreciation
     (depreciation) of investments                                    (19,471,811)            (14,790,929)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                        (31,133,342)            (15,605,396)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     4,256,394               5,647,301
  Surrender benefits                                                      (88,905)               (115,685)
  Net transfers                                                        (3,610,246)             (2,484,652)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (65,164)                (77,520)
  Annuity benefits                                                     (4,766,345)             (6,154,741)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                     (4,274,266)             (3,185,297)
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                           (35,407,608)            (18,790,693)
NET ASSETS:
  Beginning of year                                                    72,857,101              91,647,794
                                                            ---------------------   ---------------------
  END OF YEAR                                               $          37,449,493   $          72,857,101
                                                            =====================   =====================

                                                                          LIMITED MATURITY
                                                                            BOND FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $             314,541   $             286,428
  Net realized gains (losses) from
     investment transactions                                              134,678                   2,615
  Net change in unrealized appreciation
     (depreciation) of investments                                        233,639                  62,354
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                            682,858                 351,397
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     2,406,687               1,005,182
  Surrender benefits                                                      (36,903)                 (6,495)
  Net transfers                                                        13,535,820               2,649,008
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                          (8,903)                 (4,388)
  Annuity benefits                                                     (1,978,467)               (824,480)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                     13,918,234               2,818,827
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                            14,601,092               3,170,224
NET ASSETS:
  Beginning of year                                                     9,198,599               6,028,375
                                                            ---------------------   ---------------------
  END OF YEAR                                               $          23,799,691   $           9,198,599
                                                            =====================   =====================

                                                                             INDEX 500
                                                                              FUND+
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $              16,770   ($             47,274)
  Net realized gains (losses) from
     investment transactions                                           (4,434,333)             (2,064,102)
  Net change in unrealized appreciation
     (depreciation) of investments                                    (15,838,457)            (11,061,435)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                        (20,256,020)            (13,172,811)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     6,224,461               7,290,417
  Surrender benefits                                                     (134,668)               (152,859)
  Net transfers                                                        (3,336,152)              1,969,254
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                           (2,835)                 (3,592)
  Contract administration charges                                         (86,941)                (92,501)
  Annuity benefits                                                     (6,934,411)             (8,630,284)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                     (4,270,546)                380,435
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                           (24,526,566)            (12,792,376)
NET ASSETS:
  Beginning of year                                                    87,009,307              99,801,683
                                                            ---------------------   ---------------------
  END OF YEAR                                               $          62,482,741   $          87,009,307
                                                            =====================   =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                     MID CAP                              MID CAP
                                                                   GROWTH FUND+                          VALUE FUND+
                                                         -----------------------------------   -----------------------------------
                                                                2002              2001              2002                2001
                                                         ----------------   ----------------   ----------------   ----------------
Operations:
  Net investment income (loss)                           $       (274,469)  $       (325,669)  $       (259,464)  $      1,364,763
  Net realized gains (losses) from
     investment transactions                                   (1,899,003)        (1,242,384)          (550,378)           318,209
  Net change in unrealized appreciation
     (depreciation) of investments                             (6,290,031)        (7,382,959)        (3,330,034)        (3,053,110)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
     resulting from operations                                 (8,463,503)        (8,951,012)        (4,139,876)        (1,370,138)
                                                         ----------------   ----------------   ----------------   ----------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                             2,600,172          3,092,018          3,087,396          4,734,068
  Surrender benefits                                              (24,999)           (29,147)           (45,741)           (46,557)
  Net transfers                                                 1,579,349          3,212,054         (1,144,889)         3,807,964
  Considerations for supplementary contracts with life                  -                  -                  -                  -
  Payments for supplementary contracts with life                        -                  -                  -                  -
  Contract administration charges                                 (22,177)           (22,214)           (29,431)           (25,662)
  Annuity benefits                                             (2,157,198)        (2,509,231)        (2,400,508)        (2,584,690)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                    1,975,147          3,743,480           (533,173)         5,885,123
                                                         ----------------   ----------------   ----------------   ----------------
   Total increase (decrease)  in net assets                    (6,488,356)        (5,207,532)        (4,673,049)         4,514,985
NET ASSETS:
  Beginning of year                                            23,835,864         29,043,396         35,380,952         30,865,967
                                                         ----------------   ----------------   ----------------   ----------------
   END OF YEAR                                           $     17,347,508   $     23,835,864   $     30,707,903   $     35,380,952
                                                         ================   ================   ================   ================

                                                         LARGE CAP GROWTH
                                                            FUND(a)+
                                                         ---------------
                                                            2002
                                                         ----------------
Operations:
  Net investment income (loss)                           $           (652)
  Net realized gains (losses) from
     investment transactions                                      (10,376)
  Net change in unrealized appreciation
     (depreciation) of investments                                (67,081)
                                                         ----------------
Net increase (decrease) in net assets
     resulting from operations                                    (78,109)
                                                         ----------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                               661,998
  Surrender benefits                                                 (258)
  Net transfers                                                 1,124,380
  Considerations for supplementary contracts with life                  -
  Payments for supplementary contracts with life                        -
  Contract administration charges                                    (307)
  Annuity benefits                                                (16,720)
                                                         ----------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                    1,769,093
                                                         ----------------
   Total increase (decrease)  in net assets                     1,690,984
NET ASSETS:
  Beginning of year                                                     -
                                                         ----------------
   END OF YEAR                                           $      1,690,984
                                                         ================

                                                          STRATEGIC VALUE         REIT                      BALANCED
                                                              FUND (a)+         FUND (a)+                 PORTFOLIO++
                                                         ----------------   ----------------   -----------------------------------
                                                                2002              2002              2002               2001
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
  Net investment income (loss)                           $           (876)  $         39,188   $        461,699   $        292,955
  Net realized gains (losses) from
     investment transactions                                          341             (2,680)        (1,601,867)        14,003,787
  Net change in unrealized appreciation
     (depreciation) of investments                                (35,644)           (61,073)        (5,727,781)       (21,415,054)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
     resulting from operations                                    (36,179)           (24,565)        (6,867,949)        (7,118,312)
                                                         ----------------   ----------------   ----------------   ----------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                               537,680            728,948          2,332,034          3,636,846
  Surrender benefits                                                 (274)              (190)           (49,471)           (51,038)
  Net transfers                                                 1,467,573          1,288,056         (2,843,487)        (1,947,586)
  Considerations for supplementary contracts with life                  -             19,868                  -                  -
  Payments for supplementary contracts with life                        -               (436)                 -                  -
  Contract administration charges                                    (386)              (295)           (31,394)           (32,187)
  Annuity benefits                                                (19,377)           (36,893)        (3,708,448)        (4,697,772)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                              1,985,216          1,999,058         (4,300,766)        (3,091,737)
                                                         ----------------   ----------------   ----------------   ----------------
   Total increase (decrease)  in net assets                     1,949,037          1,974,493        (11,168,715)       (10,210,049)
NET ASSETS:
  Beginning of year                                                     -                  -         38,326,219         48,536,268
                                                         ----------------   ----------------   ----------------   ----------------
   END OF YEAR                                           $      1,949,037   $      1,974,493   $     27,157,504   $     38,326,219
                                                         ================   ================   ================   ================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                           EQUITY INCOME
                                                                            PORTFOLIO+++
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $             309,473   $             365,366
  Net realized gains (losses) from
     investment transactions                                             (301,717)              3,435,445
  Net change in unrealized appreciation
     (depreciation) of investments                                    (13,652,129)             (8,443,106)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                        (13,644,373)             (4,642,295)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     5,565,665               6,337,440
  Surrender benefits                                                      (91,878)                (95,191)
  Net transfers                                                        (1,761,475)              2,529,440
  Considerations for supplementary contracts with life                     31,403                       -
  Payments for supplementary contracts with life                             (710)                      -
  Contract administration charges                                         (61,625)                (61,687)
  Annuity benefits                                                     (6,583,316)             (6,892,924)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                           (2,901,936)              1,817,078
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                           (16,546,309)             (2,825,217)
NET ASSETS:
  Beginning of year                                                    73,821,248              76,646,465
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          57,274,939   $          73,821,248
                                                            =====================   =====================

                                                                              GROWTH
                                                                           PORTFOLIO+++
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $          (1,088,684)  $          (1,597,357)
  Net realized gains (losses) from
     investment transactions                                          (12,364,016)              5,681,844
  Net change in unrealized appreciation
     (depreciation) of investments                                    (27,921,040)            (36,930,647)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                        (41,373,740)            (32,846,160)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     8,128,952              10,865,017
  Surrender benefits                                                     (159,232)               (225,668)
  Net transfers                                                        (7,570,532)             (4,368,579)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                        (128,594)               (147,600)
  Annuity benefits                                                    (10,531,673)            (13,983,336)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                          (10,261,079)             (7,860,166)
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                           (51,634,819)            (40,706,326)
NET ASSETS:
  Beginning of year                                                   136,091,668             176,797,994
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          84,456,849   $         136,091,668
                                                            =====================   =====================

                                                                              ASSET MANAGER
                                                                              PORTFOLIO+++
                                                            ---------------------------------------------
                                                                    2002                    2001
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $             534,643   $             728,873
  Net realized gains (losses) from
     investment transactions                                           (1,193,760)               (261,698)
  Net change in unrealized appreciation
     (depreciation) of investments                                     (1,476,788)             (1,784,423)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                         (2,135,905)             (1,317,248)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                     1,189,205               1,177,514
  Surrender benefits                                                      (32,105)                (24,974)
  Net transfers                                                        (1,976,153)             (1,805,977)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (17,523)                (17,850)
  Annuity benefits                                                     (2,281,738)             (2,024,184)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                           (3,118,314)             (2,695,471)
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                            (5,254,219)             (4,012,719)
NET ASSETS:
  Beginning of year                                                    21,287,981              25,300,700
                                                            ---------------------   ---------------------
   END OF YEAR                                              $          16,033,762   $          21,287,981
                                                            =====================   =====================

                                                                            EMERGING MARKETS
                                                                         (INT'L) PORTFOLIO++++
                                                            ---------------------------------------------
                                                                    2002                     2001
                                                            --------------------    ---------------------
Operations:
  Net investment income (loss)                              $            (161,862)  $            (100,423)
  Net realized gains (losses) from
     investment transactions                                             (222,735)               (125,591)
  Net change in unrealized appreciation
     (depreciation) of investments                                       (665,641)               (688,118)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                         (1,050,238)               (914,132)
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                       941,912               1,139,979
  Surrender benefits                                                      (20,672)                (16,190)
  Net transfers                                                          (652,742)               (285,695)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                         (12,358)                (11,097)
  Annuity benefits                                                     (1,231,003)               (886,528)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                       (974,863)                (59,531)
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                            (2,025,101)               (973,663)
NET ASSETS:
  Beginning of year                                                    10,373,130              11,346,793
                                                            ---------------------   ---------------------
   END OF YEAR                                              $           8,348,029   $          10,373,130
                                                            =====================   =====================

                                                            V.I. CAPITAL APPRECIATION    HIGH INCOME BOND
                                                                     FUND (b)^             FUND II (b)^^
                                                            ---------------------------------------------
                                                                       2002                  2002
                                                            ---------------------------------------------
Operations:
  Net investment income (loss)                              $                    (101)  $          (2,209)
  Net realized gains (losses) from
     investment transactions                                                   (5,262)               (598)
  Net change in unrealized appreciation
     (depreciation) of investments                                             (1,776)             38,737
                                                            -------------------------   -----------------
Net increase (decrease) in net assets
     resulting from operations                                                 (7,139)             35,930
                                                            -------------------------   -----------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                                 -                   -
  Surrender benefits                                                                -                   -
  Net transfers                                                                83,710           1,800,169
  Considerations for supplementary contracts with life                              -                   -
  Payments for supplementary contracts with life                                    -                   -
  Contract administration charges                                                   -                   -
  Annuity benefits                                                             (1,868)            (17,853)
                                                            -------------------------   -----------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                             81,842           1,782,316
                                                            -------------------------   -----------------
   Total increase (decrease)  in net assets                                    74,703           1,818,246
NET ASSETS:
  Beginning of year                                                                 -                   -
                                                            -------------------------   -----------------
  END OF YEAR                                               $                  74,703   $       1,818,246
                                                            =========================   =================

                                                               FINANCIAL SERVICES        HEALTH CARE
                                                                   FUND (b)^^^            FUND (b)^^^
                                                            ---------------------   ---------------------
                                                                    2002                    2002
                                                            ---------------------   ---------------------
Operations:
  Net investment income (loss)                              $                (210)  $                (587)
  Net realized gains (losses) from
     investment transactions                                               14,380                   1,237
  Net change in unrealized appreciation
     (depreciation) of investments                                            336                       7
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets
     resulting from operations                                             14,506                     657
                                                            ---------------------   ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                             -                   7,607
  Surrender benefits                                                            -                       -
  Net transfers                                                            (7,922)                 (5,932)
  Considerations for supplementary contracts with life                          -                       -
  Payments for supplementary contracts with life                                -                       -
  Contract administration charges                                               -                       -
  Annuity benefits                                                           (432)                 (1,642)
                                                            ---------------------   ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                         (8,354)                     33
                                                            ---------------------   ---------------------
   Total increase (decrease)  in net assets                                 6,152                     690
NET ASSETS:
  Beginning of year                                                             -                       -
                                                            ---------------------   ---------------------
  END OF YEAR                                               $               6,152   $                 690
                                                            =====================   =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001


                                                              MEKROS FUND (b)^^^        NOVA FUND (b)^^^
                                                            ---------------------    ---------------------
                                                                    2002                    2002
                                                            ---------------------    ---------------------
Operations:
  Net investment income (loss)                              $                 (36)   $                (189)
  Net realized gains (losses) from
     investment transactions                                               22,674                   (3,478)
  Net change in unrealized appreciation
     (depreciation) of investments                                        (19,861)                      (4)
                                                            ---------------------    ---------------------
Net increase (decrease) in net assets
     resulting from operations                                              2,777                   (3,671)
                                                            ---------------------    ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                         7,836                    7,607
  Surrender benefits                                                            -                        -
  Net transfers                                                           807,212                   (1,239)
  Considerations for supplementary contracts with life                          -                        -
  Payments for supplementary contracts with life                                -                        -
  Contract administration charges                                               -                        -
  Annuity benefits                                                         (1,166)                  (2,697)
                                                            ---------------------    ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                              813,882                    3,671
                                                            ---------------------    ---------------------
   Total increase (decrease)  in net assets                               816,659                        -
NET ASSETS:
  Beginning of year                                                             -                        -
                                                            ---------------------    ---------------------
   END OF YEAR                                              $             816,659    $                   -
                                                            =====================    =====================

                                                                   OTC                   TECHNOLOGY                  URSA
                                                                 FUND (b)^^^               FUND (b)^^^            FUND (b)^^^
                                                            ---------------------    ---------------------    ---------------------
                                                                    2002                     2002                      2002
                                                            ---------------------    ---------------------    ---------------------
Operations:
  Net investment income (loss)                              $                (167)   $                (194)   $                  (2)
  Net realized gains (losses) from
     investment transactions                                                2,158                    3,150                        -
  Net change in unrealized appreciation
     (depreciation) of investments                                              -                       19                        -
                                                            ---------------------    ---------------------    ---------------------
Net increase (decrease) in net assets
     resulting from operations                                              1,991                    2,975                       (2)
                                                            ---------------------    ---------------------    ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                             -                        -                        -
  Surrender benefits                                                            -                        -                        -
  Net transfers                                                            (1,047)                  (2,121)                       2
  Considerations for supplementary contracts with life                          -                        -                        -
  Payments for supplementary contracts with life                                -                        -                        -
  Contract administration charges                                               -                        -                        -
  Annuity benefits                                                           (944)                    (854)                       -
                                                            ---------------------    ---------------------    ---------------------
Net increase (decrease) in net assets
  resulting from variable annuity activities                               (1,991)                  (2,975)                       2
                                                            ---------------------    ---------------------    ---------------------
   Total increase (decrease)  in net assets                                     -                        -                        -
NET ASSETS:
  Beginning of year                                                             -                        -                        -
                                                            ---------------------    ---------------------    ---------------------
   END OF YEAR                                              $                   -    $                   -    $                   -
                                                            =====================    =====================    =====================

                                                            U.S. GOVERNMENT BOND     U.S. GOVERNMENT MONEY           UTILITIES
                                                                  FUND (b)^^^          MARKET FUND (b)^^^            FUND (b)^^^
                                                            ---------------------    ---------------------    ---------------------
                                                                    2002                      2002                    2002
                                                            ---------------------    ---------------------    ---------------------
Operations:
  Net investment income (loss)                              $                 529    $              (6,815)   $                (192)
  Net realized gains (losses) from
     investment transactions                                                3,182                        -                  (14,748)
  Net change in unrealized appreciation
     (depreciation) of investments                                           (409)                       -                      813
                                                            ---------------------    ---------------------    ---------------------
Net increase (decrease) in net assets
     resulting from operations                                              3,302                   (6,815)                 (14,127)
                                                            ---------------------    ---------------------    ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                         7,237                3,708,900                        -
  Surrender benefits                                                            -                        -                        -
  Net transfers                                                            74,797               (2,853,194)                 101,606
  Considerations for supplementary contracts with life                          -                        -                        -
  Payments for supplementary contracts with life                                -                        -                        -
  Contract administration charges                                               -                        -                        -
  Annuity benefits                                                           (367)                  (1,514)                  (2,433)
                                                            ---------------------    ---------------------    ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                         81,667                  854,192                   99,173
                                                            ---------------------    ---------------------    ---------------------
   Total increase (decrease)  in net assets                                84,969                  847,377                   85,046
NET ASSETS:
  Beginning of year                                                             -                        -                        -
                                                            ---------------------    ---------------------    ---------------------
  END OF YEAR                                               $              84,969    $             847,377    $              85,046
                                                            =====================    =====================    =====================

                                                               EQUITY INCOME         INTERNATIONAL STOCK
                                                             PORTFOLIO II (b)^^^^     PORTFOLIO (b)^^^^^
                                                            ---------------------    ---------------------
                                                                    2002                     2002
                                                            ---------------------    ---------------------
Operations:
  Net investment income (loss)                              $                 367    $                (683)
  Net realized gains (losses) from
     investment transactions                                                 (277)                     938
  Net change in unrealized appreciation
     (depreciation) of investments                                          1,303                      239
                                                            ---------------------    ---------------------
Net increase (decrease) in net assets
     resulting from operations                                              1,393                      494
                                                            ---------------------    ---------------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                                        12,064                    2,411
  Surrender benefits                                                            -                        -
  Net transfers                                                            46,679                        9
  Considerations for supplementary contracts with life                          -                        -
  Payments for supplementary contracts with life                                -                        -
  Contract administration charges                                               -                        -
  Annuity benefits                                                           (637)                    (159)
                                                            ---------------------    ---------------------
Net increase (decrease) in net assets resulting
  from variable annuity activities                                         58,106                    2,261
                                                            ---------------------    ---------------------
   Total increase (decrease)  in net assets                                59,499                    2,755
NET ASSETS:
  Beginning of year                                                             -                        -
                                                            ---------------------    ---------------------
  END OF YEAR                                               $              59,499    $               2,755
                                                            =====================    =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

          GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and contract transactions during 2002 and 2001. Actual results could differ with those estimates.

          INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Morgan Stanley, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

          FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

          DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2002 presentation.

NOTE 2.   PURCHASES AND SALES OF INVESTMENTS

          The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2002:

                                                                              PURCHASES         SALES
                                                                           --------------   --------------
Money Market Fund                                                          $  226,755,363   $  219,861,585
Quality Bond Fund                                                              29,861,801       15,480,558
High Yield Bond Fund                                                           21,369,595       19,141,974
Growth Equity Fund                                                              5,386,551       38,016,237
Large Cap Value Fund                                                           14,322,715       25,636,431
Flexibly Managed Fund                                                          87,772,980       62,581,139
International Equity Fund                                                     142,869,786      158,745,534
Small Cap Value Fund                                                           17,396,549       14,218,995
Emerging Growth Fund                                                           13,369,046       29,311,269
Limited Maturity Bond Fund                                                     22,958,533        8,591,192
Index 500 Fund                                                                 13,563,645       22,258,735
Mid Cap Growth Fund                                                             5,381,725        5,581,287
Mid Cap Value Fund                                                              6,116,765        7,462,418
Large Cap Growth Fund                                                           2,464,634          706,508
Strategic Value Fund                                                            2,650,183          665,428
REIT Fund                                                                       2,823,604          787,967
Balanced Portfolio                                                              5,527,502       10,971,529
Equity Income Portfolio                                                        55,610,504       58,510,536
Growth Portfolio                                                               12,257,853       35,983,081
Asset Manager Portfolio                                                         3,564,160        7,343,262
Emerging Markets Equity (Int'l) Portfolio                                      22,266,308       23,626,574
V.I. Capital Appreciation Fund                                                    221,569          145,024
High Income Bond Fund II                                                        2,599,695          818,227
Financial Services Fund                                                           858,025          851,784
Health Care Fund                                                                  678,168          677,015
Mekros Fund                                                                     2,260,257        1,422,736
Nova Fund                                                                         206,117          206,028
OTC Fund                                                                           90,744           90,583
Technology Fund                                                                   134,825          134,682
Ursa Fund                                                                         104,831          104,831
U.S. Government Bond Fund                                                         200,409          114,985
U.S. Government Money Market Fund                                               8,297,299        7,444,057
Utilities Fund                                                                    486,379          402,010
Equity Income Portfolio II                                                        209,577          151,239
International Stock Portfolio                                                   2,513,991        2,510,757

NOTE 3.   CONTRACT CHARGES

          Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily as follows:

                            MINIMUM     MAXIMUM
PRODUCTS                      RATE       RATE L             ANNUAL CONTRACT ADMINISTRATION CHARGES
------------------------   ---------   ---------    -------------------------------------------------
Diversifier II/Optimizer      1.25%      None       $30 maximum contract charges

Commander                     1.40%#     2.50%      $40 or 2% of the Account Values, whichever is less
                                                    or none if the Account Value GREATER THAN $100,000

Penn Freedom                  1.45%#     2.40%      $40 or 2% of the Account Values, whichever is less

                                                    or none if the Account Value GREATER THAN $100,000

Olympia XT                    1.40%#     2.25%      $40 or 2% of the Account Values, whichever is less
                                                    or none if the Account Value GREATER THAN $100,000

Pennant Select                1.35%#     2.30%      $40 or 2% of the Account Values, whichever is less
                                                    or none if the Account Value GREATER THAN $100,000

Olympia XT Advisor            1.40%#     2.00%      $40 or 2% of the Account Values, whichever is less
                                                    or none if the Account Value GREATER THAN $100,000

Penn Freedom Advisor          1.60%#     2.20%      $40 or 2% of the Account Values, whichever is less
                                                    or none if the Account Value GREATER THAN $100,000

# INCLUDING 0.15% CONTRACT ADMINISTRATION CHARGE AS PERCENTAGE OF VARIABLE ACCOUNT VALUE.
L    MAXIMUM CHARGES FOR CONTRACT RIDERS

SURRENDER CHARGE PERIODS:

Diversifier II/Optimizer          8      Years for the first purchase
                                 11      Years after the first purchase
Commander                         1      Year
Penn Freedom                      5      Years
Olympia XT                       10      Years
Pennant Select                    8      Years
Olympia XT Advisor                9      Years
Penn Freedom Advisor              5      Years

          If a policy is surrendered within the surrender charge periods, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

NOTE 4.   UNIT VALUES

The accumulation units and accumulation unit values are as follows:

                              DECEMBER 31, 2000              DECEMBER 31, 2001                     DECEMBER 31, 2002
                             ------------------  ----------------------------------------   ----------------------------------------
                                   ENDING                                       ENDING                                     ENDING
                                    UNIT            UNITS         UNITS          UNIT          UNITS          UNITS         UNIT
                                  BALANCE         PURCHASED      REDEEMED       BALANCE      PURCHASED      REDEEMED       BALANCE
                             ------------------  ----------------------------------------   ----------------------------------------
Money Market Fund                  2,500,886      14,118,453   (13,011,270)     3,608,070    19,949,305   (19,088,371)     4,469,004
Quality Bond Fund                  1,812,036       1,905,124      (404,123)     3,313,037     2,152,420      (916,387)     4,549,069
High Yield Bond Fund               1,305,664         533,954      (298,902)     1,540,716     1,387,231    (1,191,616)     1,736,331
Growth Equity Fund                 3,735,244       1,221,975      (866,019)     4,091,200       728,140    (1,046,455)     3,772,885
Large Cap Value Fund               4,001,850         970,841      (618,853)     4,353,837       994,179      (854,498)     4,493,519
Flexibly Managed Fund              4,678,931       3,044,588    (1,356,992)     6,366,526     4,317,853    (2,029,838)     8,654,541
International Equity Fund          4,463,430       2,587,809    (2,896,441)     4,154,798    17,613,670   (18,155,106)     3,613,362
Small Cap Value Fund               1,962,771       1,139,736      (318,717)     2,783,790     1,080,794      (893,539)     2,971,045
Emerging Growth Fund               2,925,342         665,956      (649,829)     2,941,469     1,048,013    (1,263,279)     2,726,204
Limited Maturity Bond Fund           480,373         342,425       (99,343)       723,454     1,862,858      (713,169)     1,873,144
Index 500 Fund                     6,840,460       1,597,860    (1,251,381)     7,186,939     1,524,998    (1,774,316)     6,937,621
Mid Cap Growth Fund                1,849,369       1,171,397      (519,783)     2,500,983       962,845      (505,981)     2,957,847
Mid Cap Value Fund                 1,972,494         720,763      (238,159)     2,455,097       500,479      (535,199)     2,420,377
Large Cap Growth Fund                      -               -             -              -       285,124       (82,961)       202,163
Strategic Value Fund                       -               -             -              -       384,888      (155,535)       229,353

REIT Fund                                  -               -             -              -       403,756      (188,241)       215,515
Balanced Portfolio                 2,551,464         652,585      (665,246)     2,538,803       458,778      (704,026)     2,293,554
Equity Income Portfolio            4,083,145       7,404,541    (7,030,867)     4,456,819     5,078,023    (5,055,884)     4,478,957
Growth Portfolio                   7,531,284       4,900,724    (4,730,384)     7,701,624     1,366,685    (1,774,626)     7,293,683
Asset Manager Portfolio            1,564,332         267,828      (360,104)     1,472,056       282,928      (465,876)     1,289,108
Emerging Markets Equity
  (Int'l) Portfolio                1,323,416         287,523      (336,900)     1,274,039     2,072,212    (2,191,326)     1,154,926
V.I. Capital Appreciation Fund             -               -             -              -         9,754          (416)         9,339
High Income Bond Fund II                   -               -             -              -       231,599       (42,922)       188,677
Financial Services Fund                    -               -             -              -        79,449       (79,362)            87
Health Care Fund                           -               -             -              -        61,459       (61,459)             -
Mekros Fund                                -               -             -              -       313,660      (181,763)       131,896
Nova Fund                                  -               -             -              -        16,112       (16,112)             -
OTC Fund                                   -               -             -              -        10,820       (10,820)             -
Technology Fund                            -               -             -              -        11,495       (11,495)             -
Ursa Fund                                  -               -             -              -         9,171        (9,171)             -
U.S. Government Bond Fund                  -               -             -              -        11,736        (4,603)         7,133
U.S. Government Money
  Market Fund                              -               -             -              -       875,642      (790,307)        85,335
Utilities Fund                             -               -             -              -        33,923       (22,348)        11,574
Equity Income Portfolio II                 -               -             -              -        23,845       (16,663)         7,182
International Stock Portfolio              -               -             -              -       265,872      (265,528)           344

NOTE 5.   FINANCIAL HIGHLIGHTS

          Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                           AT DECEMBER 31, 2002                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                ---------------------------------------------   --------------------------------------------------
                                                    UNIT                           INVESTMENT       EXPENSE           TOTAL
                                   UNITS         FAIR VALUE       NET ASSETS    INCOME RATIO*(%)   RATIO**(%)      RETURN***(%)
                                ---------------------------------------------   --------------------------------------------------
Money Market Fund                 4,469,004    10.02 to 22.62      61,140,043        1.62         1.25 to 1.60      0.18 to 0.39
Quality Bond Fund                 4,549,069    10.25 to 26.93      72,855,250        4.21         1.25 to 1.60      2.54 to 3.97
High Yield Bond Fund              1,736,331    10.07 to 36.58      38,404,939        9.69         1.25 to 1.60      .72 to 2.12
Growth Equity Fund                3,772,885    4.57 to 61.60       55,695,593           -         1.25 to 1.60   (35.81) to (34.72)
Large Cap Value Fund              4,493,519    8.45 to 36.32      105,567,134        1.46         1.25 to 1.60   (16.14) to (15.54)
Flexibly Managed Fund             8,654,541    9.98 to 81.75      316,311,084        2.70         1.25 to 1.60    (0.48) to (0.23)
International Equity Fund         3,613,362    7.11 to 15.56       46,699,863        0.13         1.25 to 1.60    (11.20) to (9.01)
Small Cap Value Fund              2,971,045    8.08 to 14.94       37,638,107           -         1.25 to 1.60   (19.15) to (17.80)
Emerging Growth Fund              2,726,204    5.83 to 17.47       37,449,493           -         1.25 to 1.60   (42.89) to (41.75)
Limited Maturity Bond Fund        1,873,144    10.39 to 14.50      23,799,691        3.39         1.25 to 1.60      3.88 to 4.94
Index 500 Fund                    6,937,621     7.09 to 10.97      62,482,741        1.25         1.25 to 1.60   (23.36) to (22.67)
Mid Cap Growth Fund               2,957,847     4.08 to 8.78       17,347,508           -         1.25 to 1.60   (33.84) to  (33.43)
Mid Cap Value Fund                2,420,377    9.13 to 13.91       30,707,903        0.54         1.25 to 1.60    (10.68) to (8.73)
Large Cap Growth Fund               202,163     8.36 to 8.37        1,690,984        0.74         1.25 to 1.60   (16.41) to (16.30)
Strategic Value Fund                229,353     8.49 to 8.50        1,949,037        0.75         1.25 to 1.60   (15.08) to  (14.97)
REIT Fund                           215,515     9.15 to 9.17        1,974,493        4.37         1.25 to 1.60     (8.45) to (8.33)
Balanced Portfolio                2,293,554    8.36 to 15.00       27,157,504        2.71         1.25 to 1.60   (21.82) to (12.59)

Equity Income Portfolio           4,478,957    8.33 to 16.24       57,274,939        1.74         1.25 to 1.60   (18.10) to (16.74)
Growth Portfolio                  7,293,683    6.66 to 15.75       84,456,849        0.26         1.25 to 1.60   (31.08) to (30.60)
Asset Manager Portfolio           1,289,108    8.85 to 15.19       16,033,762        4.23         1.25 to 1.60    (8.53) to (11.33)
Emerging Markets Equity (Int'l)
  Portfolio                       1,154,926     6.48 to 9.41        8,348,029           -         1.25 to 1.60   (12.54) to (10.03)
V.I. Capital Appreciation Fund        9,339     7.99 to 8.00           74,703           -         1.25 to 1.60   (20.08) to (19.98)
High Income Bond Fund II            188,677     9.63 to 9.64        1,818,246           -         1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                  87     7.97 to 7.98            6,152        0.28         1.25 to 1.60   (20.32) to (20.22)
Health Care Fund                          -     8.49 to 8.50              690           -         1.25 to 1.60   (15.08) to (14.98)
Mekros Fund                         131,896     6.16 to 6.17          816,659        0.38         1.25 to 1.60   (38.39) to (38.31)
Nova Fund                                 -     6.97 to 6.98                -           -         1.25 to 1.60   (30.32) to (30.23)
OTC Fund                                  -     7.68 to 7.69                -           -         1.25 to 1.60   (23.20) to (23.11)
Technology Fund                           -     7.51 to 7.52                -           -         1.25 to 1.60   (24.93) to (24.84)
Ursa Fund                                 -    11.53 to 11.55               -           -         1.25 to 1.60     15.34 to 15.48
U.S. Government Bond Fund             7,133    11.90 to 11.92          84,969        2.27         1.25 to 1.60     19.02 to 19.17
U.S. Government Money Market
  Fund                               85,335     9.93 to 9.94          847,377        0.14         1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                       11,574     7.07 to 7.08           85,046           -         1.25 to 1.60   (29.29) to (29.20)
Equity Income Portfolio II            7,182     8.24 to 8.26           59,499        0.67         1.25 to 1.60   (17.59) to (17.42)
International Stock Portfolio           344     7.90 to 7.92            2,755        0.01         1.25 to 1.60   (19.99) to (19.89)

                                           AT DECEMBER 31, 2001                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                ---------------------------------------------   --------------------------------------------------
                                                    UNIT                            INVESTMENT      EXPENSE           TOTAL
                                   UNITS         FAIR VALUE       NET ASSETS    INCOME RATIO*(%)   RATIO**(%)      RETURN***(%)
                                ---------------------------------------------   --------------------------------------------------
Money Market Fund                 3,608,070    11.08 to 22.53      54,541,534        3.75         1.25 to 1.40     2.54 to 2.70
Quality Bond Fund                 3,313,037    11.71 to 25.90      57,852,474        5.51         1.25 to 1.40     7.10 to 7.56
High Yield Bond Fund              1,540,716    10.27 to 35.82      38,243,189        9.17         1.25 to 1.40     5.44 to 5.60
Growth Equity Fund                4,091,200     7.11 to 48.11     102,941,008        0.02         1.25 to 1.40   (26.38) to (26.27)
Large Cap Value Fund              4,353,837    10.50 to 43.24     138,941,170        1.24         1.25 to 1.40    (3.76) to (3.61)
Flexibly Managed Fund             6,366,526    13.82 to 82.03     313,512,063        2.80         1.25 to 1.40      8.75 to 8.92
International Equity Fund         4,154,798    8.00 to 17.49       62,192,792        1.76         1.25 to 1.40   (29.12) to (29.02)
Small Cap Value Fund              2,783,790    12.58 to 18.17      45,012,119        0.10         1.25 to 1.40   (15.30) to (15.12)
Emerging Growth Fund              2,941,469    16.58 to 30.55      72,857,101           -         1.25 to 1.40   (17.01) to (16.88)
Limited Maturity Bond Fund          723,454    11.18 to 13.82       9,198,599        4.43         1.25 to 1.40    (5.31) to (5.15)
Index 500 Fund                    7,186,939    9.25 to 14.29       87,009,307        1.12         1.25 to 1.40   (13.21) to (12.97)
Mid Cap Growth Fund               2,500,983    6.14 to 13.19       23,835,864           -         1.25 to 1.40   (29.11) to (29.01)
Mid Cap Value Fund                2,455,097    12.14 to 15.56      35,380,952        0.72         1.25 to 1.40    (4.51) to (4.37)
Balanced Portfolio                2,538,803    10.68 to 18.33      38,326,219        1.93         1.25 to 1.40   (14.56) to (14.44)
Equity Income Portfolio           4,456,819    10.55 to 19.80      73,821,248        1.68         1.25 to 1.40    (6.28) to (6.14)
Growth Portfolio                  7,701,624     9.66 to 22.82     136,091,668        0.08         1.25 to 1.40   (18.79) to (18.67)
Asset Manager Portfolio           1,472,056     9.83 to 16.85      21,287,981        4.45         1.25 to 1.40    (5.42) to (5.28)
Emerging Markets Equity (Int'l)
  Portfolio                       1,274,039     7.20 to 10.47      10,373,130           -         1.25 to 1.40    (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                               /s/ Ernest & Young LLP


Philadelphia, Pennsylvania
April 4, 2003

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                     2002            2001
-------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                     $  4,928,419    $  4,674,275
Equity securities, at fair value                         39,940          38,423
Mortgage loans on real estate                             5,750           6,211
Real estate, net of accumulated depreciation             17,015          17,753
Policy loans                                            648,106         670,471
Short-term investments                                   35,215          28,474
Other invested assets                                   161,309         164,898
                                                   ------------    ------------
    Total investments                                 5,835,754       5,600,505

Cash and cash equivalents                                23,455          49,358
Investment income due and accrued                        81,044          94,700
Deferred acquisition costs                              530,868         537,912
Amounts recoverable from reinsurers                     295,327         272,887
Broker/dealer receivables                             2,208,282       1,610,159
Goodwill                                                 14,354          14,100
Other assets                                            165,341         122,346
Separate account assets                               2,180,524       2,530,600
                                                   ------------    ------------

      TOTAL ASSETS                                 $ 11,334,949    $ 10,832,567
                                                   ============    ============

LIABILITIES

Reserves for future policy benefits                $  2,693,758    $  2,699,938
Other policyholder funds                              2,496,026       2,445,907
Policyholders' dividends payable                         24,108          28,072
Broker/dealer payables                                1,909,676       1,197,614
Accrued income tax payable                              148,079          96,794
Debt                                                     86,046         202,952
Other liabilities                                       252,463         283,890
Separate account liabilities                          2,180,524       2,530,600
                                                   ------------    ------------

      TOTAL LIABILITIES                               9,790,680       9,485,767
                                                   ------------    ------------

EQUITY

Retained earnings                                     1,332,221       1,259,068
Accumulated other comprehensive income:
  Unrealized appreciation of securities                 217,555          87,732
  Minimum pension liability                              (5,507)              -
                                                   ------------    ------------
    Total accumulated other comprehensive income        212,048          87,732
                                                   ------------    ------------

      TOTAL EQUITY                                    1,544,269       1,346,800
                                                   ------------    ------------

        TOTAL LIABILITIES AND EQUITY               $ 11,334,949    $ 10,832,567
                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                       2002            2001            2000
-----------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                 $    115,830    $    117,916    $    130,127
Policy fee income                                       162,910         149,186         146,200
Net investment income                                   429,723         424,607         449,757
Net realized capital  losses                            (39,999)         (7,622)         (8,256)
Broker/dealer fees and commissions                      344,091         361,657         478,321
Other income                                             13,648          26,634          29,825
                                                   ------------    ------------    ------------

TOTAL REVENUE                                         1,026,203       1,072,378       1,225,974
                                                   ------------    ------------    ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries        391,124         410,015         409,909
Policyholder dividends                                   52,554          57,155          56,846
Decrease in reserves for future policy benefits         (32,505)        (46,065)        (41,461)
General expenses                                        258,013         248,446         273,310
Broker/dealer sales expense                             193,144         202,370         258,340
Amortization of deferred acquisition costs               78,790          56,105          72,495
                                                   ------------    ------------    ------------

TOTAL BENEFITS AND EXPENSES                             941,120         928,026       1,029,439
                                                   ------------    ------------    ------------

INCOME BEFORE INCOME TAXES                               85,083         144,352         196,535
                                                   ------------    ------------    ------------

Income taxes:
  Current                                                10,307          45,134          49,607
  Deferred                                                1,623           2,544           8,238
                                                   ------------    ------------    ------------

INCOME TAX EXPENSE                                       11,930          47,678          57,845
                                                   ------------    ------------    ------------

  NET INCOME                                       $     73,153    $     96,674    $    138,690
                                                   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                              ACCUMULATED
                                                 OTHER
                                             COMPREHENSIVE     RETAINED         TOTAL
                                             INCOME/(LOSS)     EARNINGS        EQUITY
----------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 2000                   $    (33,398)   $  1,023,704   $    990,306

Net income for 2000                                     -         138,690        138,690
Other comprehensive loss, net of tax
  Unrealized appreciation of securities,
  net of reclassification adjustments              91,980               -         91,980
                                                                            ------------
Comprehensive income                                                             230,670
                                             ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2000                       58,582       1,162,394      1,220,976

Net income for 2001                                     -          96,674         96,674
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments            29,150               -         29,150
                                                                            ------------
Comprehensive income                                                             125,824
                                             ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2001                       87,732       1,259,068      1,346,800

Net income for 2002                                     -          73,153         73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments           129,823               -        129,823
    Minimum pension liability                      (5,507)              -         (5,507)
                                                                            ------------
Comprehensive income                                                             197,469
                                             ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2002                 $    212,048    $  1,332,221   $  1,544,269
                                             ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                     2002            2001            2000
-------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
              CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                       $     73,153    $     96,674    $    138,690
Adjustments to reconcile net income to net cash provided by
operating activities:
  Capitalization of acquisition costs                                 (95,672)        (81,488)        (92,100)
  Amortization of deferred acquisition costs                           78,790          56,105          72,495
  Policy fees on universal life and investment contracts              (81,771)        (84,662)        (82,557)
  Interest credited on universal life and investment contracts        113,028         125,601         130,473
  Depreciation and amortization                                        (3,955)           (658)          4,440
  Net realized capital losses                                          39,999           7,622           8,256
  Decrease/(increase) in investment income due and accrued             13,656            (939)         (4,507)
  Increase in amounts recoverable from reinsurers                     (22,440)        (28,884)        (23,156)
  Decrease in reserves for future policy benefits                      (6,180)        (15,172)        (20,499)
  (Decrease)/increase in accrued income tax payable                   (18,613)          2,350          (2,684)
  Other, net                                                          (23,900)         15,952         (15,259)
                                                                 ------------    ------------    ------------

    NET CASH PROVIDED BY OPERATING ACTIVITIES                          66,095          92,501         113,592
                                                                 ------------    ------------    ------------

              CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                2,106,699       1,560,313       2,310,160
  Equity securities                                                    64,378          36,388          39,963
  Other                                                                 1,057           1,658             742

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                  328,809         245,517         335,882
  Other                                                                13,858          22,815          14,717

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                               (2,457,921)     (1,603,699)     (2,541,312)
  Equity securities                                                   (66,892)        (71,112)        (36,824)
  Other                                                               (98,671)        (27,242)        (41,206)

Change in policy loans, net                                            22,365         (17,907)        (10,144)
(Increase)/decrease in short-term investments, net                     (6,595)        (23,328)          1,788
Purchases of furniture and equipment, net                             (18,583)        (15,529)         (9,629)
                                                                 ------------    ------------    ------------

    NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES              (111,496)        107,874          64,137
                                                                 ------------    ------------    ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                     2002            2001            2000
-------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
              CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts             $    750,745    $    629,427    $    643,805
Withdrawals from universal life and investment contracts             (634,990)       (704,560)       (747,843)
Transfers to separate accounts                                        (93,290)       (101,281)        (67,992)
Issuance/(repayment) of debt                                         (116,906)          8,289        (110,750)
Decrease/(increase) in net broker dealer receivables                  113,939          (4,276)         88,954
                                                                 ------------    ------------    ------------

   NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                 19,498        (172,401)       (193,826)
                                                                 ------------    ------------    ------------

   NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS               (25,903)         27,974         (16,097)

CASH AND CASH EQUIVALENTS
 Beginning of the year                                                 49,358          21,384          37,481
                                                                 ------------    ------------    ------------
 END OF THE YEAR                                                 $     23,455    $     49,358    $     21,384
                                                                 ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No.142, certain assets with definite lives of $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(320) and $208 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges. Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized a realized capital loss of $3,700 in 2002 related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $66,717 and $60,248 at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $10,891, $9,991, and $8,835 for the years ended December 31, 2002, 2001 and 2000 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $813 and $614 as of December 31, 2002 and 2001, respectively. The aggregate amortization expense related to these intangible assets was $199, $199 and $205 in 2002, 2001 and 2000, respectively. Estimated annual amortization expense is $199 for the years 2003 through 2007.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. Goodwill increased by $254 during 2002 due to acquisitions in the broker dealer segment. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the years ended December 31:

                                                  2001           2000
                                              ------------   ------------
          Net income, as reported             $     96,674   $    138,690

          Goodwill amortization, net of tax            403            714
                                              ------------   ------------
          Adjusted net income                 $     97,077   $    139,404
                                              ============   ============

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2002, participating insurance expressed as a percentage of insurance in force is 94%, and as a percentage of premium income is 92%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2002.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2001 and 2000 amounts have been reclassified to conform with 2002 presentation.

2.   INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $55,028 and $41,265 as of December 31, 2002 and 2001, respectively.

                                                               DECEMBER 31, 2002
                                             ---------------------------------------------------------
                                                                GROSS         GROSS
                                               AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                 COST           GAINS         LOSSES         VALUE
                                             ---------------------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities           $    160,753   $      5,343   $          -   $    166,096
Foreign governments                                14,985          3,654              -         18,639
Corporate securities                            2,097,286        288,888         64,308      2,321,866
Mortgage and other asset-backed securities      2,267,929        165,400         11,511      2,421,818
                                             ------------   ------------   ------------   ------------
  Total bonds                                   4,540,953        463,285         75,819      4,928,419
Redeemable preferred stocks                             -              -              -              -
                                             ------------   ------------   ------------   ------------
  TOTAL                                      $  4,540,953   $    463,285   $     75,819   $  4,928,419
                                             ============   ============   ============   ============

                                                               DECEMBER 31, 2001
                                             ---------------------------------------------------------
                                                                GROSS         GROSS
                                               AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                 COST           GAINS         LOSSES         VALUE
                                             ---------------------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities           $    158,696   $      8,516            $ -   $    167,212
Foreign governments                                19,954          2,259              -         22,213
Corporate securities                            2,473,923        108,753         61,523      2,521,153
Mortgage and other asset-backed securities      1,866,830        101,748          4,996      1,963,582
                                             ------------   ------------   ------------   ------------
  Total bonds                                   4,519,403        221,276      4,674,160         66,519
Redeemable preferred stocks                           120              -              5            115
                                             ------------   ------------   ------------   ------------
  TOTAL                                      $  4,519,523   $    221,276   $     66,524   $  4,674,275
                                             ============   ============   ============   ============

The following table summarizes the amortized cost and fair value of debt securities, as of December 31, 2002 by contractual maturity.

                                                        AMORTIZED
          YEARS TO MATURITY:                               COST        FAIR VALUE
                                                       ------------   ------------
          One or less                                  $     33,093   $     33,908
          After one through five                            543,477        591,937
          After five through ten                            826,856        993,471
          After ten                                         869,598        887,285
          Mortgage and other asset-backed securities      2,267,929      2,421,818
                                                       ------------   ------------
            Total bonds                                   4,540,953      4,928,419
          Redeemable preferred stocks                             -              -
                                                       ------------   ------------
            TOTAL                                      $  4,540,953   $  4,928,419
                                                       ============   ============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.1 years.

At December 31, 2002, the Company held $2,421,818 in structured securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $2,019,595 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $402,223. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $2,008,917 are rated AAA and include $34,160 of interest-only tranches. As of December 31, 2002 and 2001, the Company's investments included $190,272 and $243,325, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 12% and 18% of equity at December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the finance industry of $535,811 representing 11% of the total debt portfolio.

Proceeds during 2002, 2001 and 2000 from sales of available-for-sale securities were $2,106,699, $1,560,313, and $2,323,718, respectively. Gross gains and gross losses realized on those sales were $79,510 and $50,260, respectively, during 2002, $49,864 and $18,202, respectively, during 2001 and $27,008 and $29,537, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $46,012, $26,468, and $11,658, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $368,833 and $351,726, respectively, were less than investment grade. At December 31, 2002 and 2001, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $0 and non-income producing debt sercurities totaled $9,367 and $0, respectively. Income is not being accrued on these securities.

EQUITY SECURITIES

During 2002, 2001 and 2000, the proceeds from sales of equity securities amounted to $64,378, $36,388, and $39,963, respectively. The gross gains and gross losses realized on those sales were $431 and $428, $1,430 and $840, and $3,872 and $833, for 2002, 2001 and 2000, respectively.

The cost basis of equity securities is $40,555 and $38,038 as of December 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $2 and $558, respectively, and gross unrealized losses of $3 and $173, respectively, as of December 31, 2002 and 2001.

OTHER

Investments on deposit with regulatory authorities as required by law were $6,083 and $6,357 at December 31, 2002 and 2001, respectively.

3.   INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31.

                                               2002           2001           2000
                                           ------------   ------------   ------------
          Debt securities                  $    378,290   $    362,519   $    366,177
          Equity securities                       3,238          2,642            248
          Mortgage loans                            506          2,124          2,129
          Real estate                             2,209          2,209          2,209
          Policy loans                           42,295         45,684         42,562
          Short-term investments                  1,525          2,734          2,158
          Other invested assets                   9,053         12,641         41,554
                                           ------------   ------------   ------------
          Gross investment income               437,116        430,553        457,037
            Less: Investment expense              7,393          5,946          7,280
                                           ------------   ------------   ------------
          Investment income, net           $    429,723   $    424,607   $    449,757
                                           ============   ============   ============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31.

                                                           2002            2001            2000
                                                       ------------    ------------    ------------
          Debt securities                              $    (16,762)   $      5,194    $    (14,187)
          Equity securities                                       3             590           3,039
          Mortgage loans                                          -             (31)          1,500
          Real estate                                             -             (28)          4,366
          Other invested assets                             (24,966)        (13,630)         (4,721)
          Amortization of deferred acquisition costs          1,726             283           1,747
                                                       ------------    ------------    ------------

          Net realized losses                          $    (39,999)   $     (7,622)   $     (8,256)
                                                       ============    ============    ============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.

                                              2002            2001            2000
                                          ------------    ------------    ------------
Unrealized gains/(losses):
  Debt securities                         $    232,714    $     98,989    $    149,651
  Equity securities                             (1,000)         (1,023)            283
  Other                                         (8,809)        (32,738)         25,090
                                          ------------    ------------    ------------
                                               222,905          65,228         175,024
                                          ------------    ------------    ------------
Less:
  Deferred policy acquisition costs            (23,184)        (20,424)        (33,489)
  Deferred income taxes                        (69,898)        (15,654)        (49,555)
                                          ------------    ------------    ------------
Net change in unrealized gains/(losses)   $    129,823    $     29,150    $     91,980
                                          ============    ============    ============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                          2002           2001            2000
                                                  ------------   ------------    ------------
Unrealized holding gains arising
  during period                                   $    146,142   $     26,113    $    101,844
Reclassification adjustment for gains/(losses)
  included in net income                                16,319         (3,037)          9,864
                                                  ------------   ------------    ------------
Unrealized gains on investments, net
  of reclassification adjustment                  $    129,823   $     29,150    $     91,980
                                                  ============   ============    ============

Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense/(benefits) of $(8,787), $1,635, and $(5,311), respectively, and $(10,361), $1,480, and
$(7,581), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.   FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.

                                                   2002                          2001
                                       ---------------------------   ---------------------------
                                         CARRYING         FAIR         CARRYING        FAIR
                                          VALUE          VALUE          VALUE          VALUE
                                       ------------   ------------   ------------   ------------
FINANCIAL ASSETS:
 Debt securities, available for sale   $  4,928,419   $  4,928,419   $  4,674,275   $  4,674,275
 Equity securities
   Common stock                               6,815          6,815            517            517
   Non-redeemable preferred stocks           33,125         33,125         37,906         37,906
 Mortgage loans                               5,750          6,753          6,211          7,967
 Policy loans                               648,106        626,352        670,471        644,378
 Short-term investments                      35,215         35,215         28,474         28,474
 Other invested assets                      161,309        161,309        164,898        164,898
 Other invested assets                      192,209        192,209
 Cash and cash equivalents                   23,455         23,455         49,358         49,358
 Separate account assets                  2,180,524      2,180,524      2,530,600      2,530,600

FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities                     803,061        823,920   $    740,569   $    754,822
   Group annuities                           42,762         43,901         39,937         41,228
   Other policyholder funds                 283,598        283,598        283,577        283,577
                                       ------------   ------------   ------------   ------------
 Total policyholder funds                 1,129,420      1,151,419      1,064,083      1,079,627
  Policyholder's dividends payable           24,108         24,108         28,072         28,072
  Debt                                       86,046         86,046        202,952        202,952
  Separate account liabilities            2,180,524      2,180,524      2,530,600      2,530,600

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2002 and 2001, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $0 and a fair value of $8,545 and $0 as of December 31, 2002 and 2001, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $48,972 and $219,820 as of December 31, 2002 and 2001, respectively.

5.   INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                   2002           2001
                                               ------------   ------------
          DEFERRED TAX ASSETS:
            Future policy benefits             $     88,878   $     88,247
            Policyholders' dividends payable          8,391          9,503
            Investment losses                        19,285         15,226
            Employee benefit liabilities             27,488         31,035
            Other                                    28,661         18,068
                                               ------------   ------------
               Total deferred tax asset             172,703        162,079
                                               ------------   ------------

          DEFERRED TAX LIABILITIES:
            Deferred acquisition costs              159,591        156,242
            Unrealized investment gains             117,523         47,625
            Other                                    30,970         25,276
                                               ------------   ------------
               Total deferred tax liability         308,084        229,143
                                               ------------   ------------
          Net deferred tax liability
                                                    135,381         67,064
          Tax currently payable                      12,698         29,730
                                               ------------   ------------
          ACCRUED INCOME TAX PAYABLE           $    148,079   $     96,794
                                               ============   ============

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                     2002            2001            2000
                                                 ------------    ------------    ------------
          Tax expense at 35%                     $     29,779    $     50,524    $     68,787
          Increase /(decrease) in income taxes
          resulting from:
            Differential earnings amount              (22,098)              -               -
            Dividends received deduction               (2,856)         (3,143)        (13,042)
            Other                                       7,105             297           2,100
                                                 ------------    ------------    ------------
          INCOME TAX EXPENSE                     $     11,930    $     47,678    $     57,845
                                                 ============    ============    ============

Cash paid for federal income taxes in 2002, 2001, and 2000 was $28,400, $48,500, and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6.   BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                        PENSION BENEFITS                 OTHER BENEFITS
                                                                  ----------------------------    ----------------------------
                                                                      2002            2001             2002           2001
                                                                  ------------    ------------    ------------    ------------
          Benefit Obligation                                      $   (108,339)   $    (93,345)   $    (22,362)   $    (18,330)
          Fair value of plan assets                                     64,271          53,236               -               -
                                                                  ------------    ------------    ------------    ------------

          Funded Status                                           $    (44,068)   $    (40,109)   $    (22,362)   $    (18,330)
                                                                  ============    ============    ============    ============

          Amounts recognized in the consolidated balance sheet:
            Accrued benefit liability                             $    (26,981)   $    (31,681)   $    (36,947)   $    (39,323)
            Intangible assets                                            1,001               -               -               -
            Accumulated other comprehensive
              income                                                     8,476               -               -               -
                                                                  ------------    ------------    ------------    ------------
                                                                  $    (17,504)   $    (31,681)   $    (36,947)   $    (39,323)
                                                                  ============    ============    ============    ============

The change in the minimum pension liability of $8,476 is reflected in accumulated other comprehensive income net of tax of $2,969.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,875, $24,919, and $0, respectively, as of December 31, 2002.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                               PENSION BENEFITS       OTHER BENEFITS
                                           --------------------    --------------------
                                             2002        2001        2002        2001
                                           --------    --------    --------    --------
          Discount rate                        7.00%       7.25%       7.00%       7.25%
          Expected return on plan assets       8.00%       8.00%          -           -
          Rate of compensation increase        4.50%       4.50%       4.00%       5.50%

At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5.00% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2005. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                  PENSION BENEFITS        OTHER BENEFITS
                                                 -------------------   --------------------
                                                   2002       2001       2002        2001
                                                 --------   --------   --------    --------
          Benefit cost (savings) recognized in   $  6,870   $  4,621   $   (753)   $   (947)
            consolidated income statement
          Change in minimum pension
            liability recognized in other
            comprehensive income                    8,476          -          -           -
          Employer contribution                    21,048      1,807      1,623       1,569
          Plan participants' contribution               -          -          -           -
          Benefits paid                             4,151      3,928      1,623       1,569

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2002, 2001 and 2000, the expense recognized for these plans was $6,904, $8,131, and $14,223, respectively. The fair value of the defined contribution plans' assets at December 31, 2002 and 2001 was $244,633 and $277,029, respectively.

At December 31, 2002 and 2001, $132,438 and $137,686, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7.   REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                   ASSUMED       CEDED TO
                                     GROSS       FROM OTHER        OTHER          NET
                                    AMOUNT       COMPANIES       COMPANIES       AMOUNT
                                 ------------   ------------   ------------   ------------
     DECEMBER 31, 2002:
       Life Insurance in Force   $ 42,692,642   $     54,563   $ 13,532,242   $ 29,214,963
       Premiums                       144,868              -         29,038        115,830
       Benefits                       437,174              -         46,050        391,124
       Reserves                     5,189,689             95        295,327      4,894,457

     DECEMBER 31, 2001:
       Life Insurance in Force   $ 39,520,167   $    308,064   $ 11,799,979   $ 28,028,252
       Premiums                       145,626              -         27,710        117,916
       Benefits                       443,863              -         33,848        410,015
       Reserves                     5,145,665            180        272,671      4,873,174

During 2000, the Company had gross premiums of $153,853, ceded premiums of $23,726, gross benefits of $442,273, assumed benefits of $7,272, and ceded benefits of $39,636. Reinsurance receivables with a carrying value of $277,610 and $253,919 were associated with a single reinsurer at December 31, 2002 and 2001, respectively.

8.   DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 were collateralized by customer-owned securities valued at approximately $186,810. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2002 and 2001, the weighted average interest rates on these borrowings were 2.01% and 3.61% respectively.

9.   COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 1999, the Company entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD (the Reinsurers) to cede its risk associated with the disability income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers and the assets were placed in a trust, which names the Company as beneficiary. As of December 31, 2002 and 2001, the Company had a reinsurance recoverable from the Reinsurers of $197,972 and $178,068, respectively, which was secured by securities and other assets with a market value of $200,404 and $174,226, respectively, held in trust.

During 2000, the Reinsurers failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, because the Company has access to trust assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $82,746 relating to these investment activities. The fair value of these commitments approximates the face amount.

10.  STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949 as of December 31, 2001.

The combined insurance companies' statutory capital and surplus at December 31, 2002 and 2001 was $806,099 and $762,405, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000, was $39,411, $56,776, and $122,792, respectively.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                 /s/ Ernest & Young LLP


Philadelphia, Pennsylvania
February 10, 2003

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements included in Part B:


               Financial Statements of Penn Mutual Variable Annuity Account III:

               Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - December 31, 2002
               Statement of Changes in Net Assets - For the years ended
                   December 31, 2002 and 2001 Notes to
               Financial Statements Report of Independent Auditors


               Financial Statements of The Penn Mutual Life Insurance Company:


               Consolidated Balance Sheets for the years ended December 31, 2002 and 2001
               Consolidated Income Statements for the years ended December 31,
                   2002, 2001 and 2000
               Consolidated Statements of Changes in Equity for the years ended
                   December 31, 2002, 2001 and 2000
               Consolidated Statements of Cash Flows for the years ended
                   December 31, 2002, 2001 and 2000
               Notes to Financial Statements
               Report of Independent Auditors


          (b)  Exhibits

               1.   (a)       Resolutions of Executive Committee of Board of
                              Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant.
                              Previously filed as Exhibit 1(a) to the
                              Registration Statement on September 3, 1998 (File
                              No. 333-62811 and Accession No.
                              0001036050-98-001504) and incorporated herein by reference.

                    (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

               2.             Not applicable

               3.   (a)(1)    Sales Support Agreement between The Penn Mutual
                              Life Insurance Company and Horner, Townsend &
                              Kent, Inc., a wholly-owned subsidiary of Penn
                              Mutual. Previously filed as Exhibit 3(a) to
                              Pre-Effective Amendment No. 1 to the Registration
                              Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                              incorporated herein by reference.

                    (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and incorporated herein by reference.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                              incorporated herein by reference.

                    (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as
                              Exhibit 3(c) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                    (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as
                              Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834)
                              and incorporated herein by reference.

                    (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

               4.   (a)       Individual Variable and Fixed Annuity Contract,
                              previously filed as Exhibit 4(a) to the
                              Registration Statement on September 14, 2001 (File
                              No. 333-69386 and Accession No.
                              0000950116-01-500817) and incorporated herein by reference.

                    (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-00). Previously filed as
                              Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                    (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                              incorporated herein by reference.

                    (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                    (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                    (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as
                              Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

                    (g) Rider - Estate Enhancement Rider (EEDB-01). Previously filed as Exhibit 4(k) to Post-Effective Amendment No.5 to the Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-98-000692) and incorporated herein by reference.


                    (h) Rider - Death Benefit Enhancement - Step Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22,
                              2002.

                    (i) Rider - Death Benefit Enhancement - Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22,
                              2002.


               5. Application (Form PM0678) for Individual Variable Annuity Contract, previously filed as Exhibit 5(a) to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

               6.   (a)       Charter of The Penn Mutual Life Insurance Company
                              (May 1983). Previously filed as Exhibit 6(a) to the Registration Statement on September 3, 1998
                              (File No. 333-62811 and Accession No.
                              0001036050-98-001504) and incorporated herein by reference.

                    (b) By-laws of The Penn Mutual Life Insurance Company. Previously filed as Exhibit 6(b) to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No.
                              0000950116-01-501231) and incorporated herein by reference.

               7.             None

               8.   (a)(1)    Form of Sales Agreement between The Penn Mutual
                              Life Insurance Company and Neuberger & Berman
                              Advisers Management Trust. Previously filed as
                              Exhibit 8(b)(1) to the Registration Statement on
                              September 3, 1998 (File No. 333-62811 and
                              Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                    (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                              incorporated herein by reference.

                    (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and incorporated herein by reference.

                    (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to
                              Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on
                              April 23, 2002.

                    (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-003327) and incorporated herein by reference.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Previously filed as Exhibit 9 to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No. 0000950116-01-501231) and incorporated herein by reference.

               10.            Consent of Ernst & Young LLP. Filed herewith

               11.            Not applicable.

               12.            Not applicable.

               13.            Schedule of Computation of Performance Quotations.
                              Filed herewith.

               14. Powers of Attorney of Board of Trustees, previously filed as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817)
                              and incorporated herein by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                   POSITION AND OFFICES WITH DEPOSITOR
     ---------------------------------------------------------------------------
     Robert E. Chappell     Chairman of the Board and Chief Executive Officer
                            and Member of the Board of Trustees

     Daniel J. Toran        President and Chief Operating Officer and Member of
                            the Board of Trustees

     Nancy S. Brodie        Executive Vice President and Chief Financial Officer

     John M. Albanese       Executive Vice President, Systems and Service

     Larry L. Mast          Executive Vice President, Sales and Marketing

     Peter M. Sherman       Executive Vice President and Chief Investment
                            Officer

     Bill D. Fife           Senior Vice President, Independence Financial
                            Network

     Ralph L. Crews         Senior Vice President, Career Agency System

     Ann M. Strootman       Vice President and Controller

     Frederick M. Rackovan  Vice President, New Business

     Laura Ritzko           Secretary

     Richard F. Plush       Vice President and Actuary

     Frank J. Howell        Vice President, Broker Dealer Network

     Steven M. Herzberg     Assistant Vice President and Treasurer

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                 STATE OF INCORPORATION
     -----------                             ------------------                 ---------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities       Delaware

     Independence Capital Management, Inc.   Investment Adviser                 Pennsylvania

     Penn Janney Fund, Inc.                  Investments                        Pennsylvania

     CORPORATION                             PRINCIPAL BUSINESS                 STATE OF INCORPORATION
     -----------                             ------------------                 ---------------------
     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                    Pennsylvania

     The Pennsylvania Trust Company          Trust Company                      Pennsylvania

                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                 STATE OF INCORPORATION
     -----------                             ------------------                 ----------------------
     INDEPRO CORPORATION                     Real Estate Investment             Delaware

     WPI Investment Company                  Real Estate Investment             Delaware

     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and       Pennsylvania
                                             Investment Adviser

     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and       Delaware
                                             Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                 STATE OF INCORPORATION
     -----------                             ------------------                 ---------------------

     Indepro Property Fund I Corporation     Real Estate Investment             Delaware

     Indepro Property Fund II Corporation    Real Estate Investment             Delaware

     Commons One Corporation                 Real Estate Investment             Delaware

     West Hazleton, Inc.                     Real Estate Investment             Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                 STATE OF INCORPORATION
     -----------                             ------------------                 ---------------------
     JMS Resources, Inc.                     Oil and Gas Development            Pennsylvania

     JMS Investor Services, Inc.             Insurance Sales                    Delaware

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 27, 2003, there were:

          210 -- owners of qualified individual variable annuity contracts; 186 -- owners of nonqualified individual variable annuity contracts.

ITEM 28.  INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this registration statement by reference.

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

          HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

          Daniel J. Toran, Chairman of the Board
          Steven O. Miller, Director, President and Chief Executive Officer Michael Biondiollo, Director
          Larry L. Mast, Director
          Nina M. Mulrooney, Director and Assistant Vice President, Compliance Linda Simon, Senior Vice President, Trading and Operations
          Charles Bennett, Vice President, Compliance
          Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations
          J. Clay Luby, Treasurer
          Elizabeth A. Knoll, Assistant Treasurer
          Franklin L. Best, Jr., Counsel
          Laura M. Ritzko, Secretary
          Eileen M. Tkacik, Auditor

          The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran, Best and Luby is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.
          The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

          COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR


                                   NET UNDERWRITING
               NAME OF PRINCIPAL   DISCOUNTS AND     COMPENSATION ON   BROKERAGE         OTHER
               UNDERWRITER         COMMISSIONS       REDEMPTION        COMMISSIONS       COMPENSATION
               ---------------------------------------------------------------------------------------
               Hornor, Townsend
               & Kent, Inc.        $ 62,529          $ 0               $ 0               $ 0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania  19044

ITEM 31.  MANAGEMENT SERVICES

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and the Commonwealth of Pennsylvania on the 22nd day of April, 2002.


                                       The Penn Mutual Life Insurance Company
                                       on its behalf and on behalf of Penn
                                       Mutual Variable Annuity Account III

                                       By: /s/ Robert E. Chappell
                                           ----------------------
                                           Robert E. Chappell
                                           Chairman of the Board of Trustees
                                           and Chief Executive Officer


          As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on the 22nd day of April, 2002.


SIGNATURE                       TITLE
---------                       -----
/s/ Robert E. Chappell          Chairman of the Board of Trustees
----------------------          and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie             Executive Vice President
-------------------             and Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH              Trustee

*EDWARD G. BOEHNE               Trustee

*JOAN P. CARTER                 Trustee

*PHILIP E. LIPPINCOTT           Trustee

*JOHN F. MCCAUGHAN              Trustee

*ALAN B. MILLER                 Trustee

*EDMOND F. NOTEBAERT            Trustee

*ROBERT H. ROCK                 Trustee

*DANIEL J. TORAN                Trustee

*WESLEY S. WILLIAMS, JR.        Trustee

By: /s/ Robert E. Chappell
    ----------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


          EX.99 B10      Consent of Ernst & Young LLP.

          EX.99 B13      Schedule of Computation of Performance Quotations.